UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number      811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.

300 First Stamford Place, Suite 440

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-326-5300

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2025

Item 1. Reports to Stockholders.

(a)

CRM All Cap Value Fund

Institutional Class (CRIEX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM All Cap Value Fund, Institutional Share Class (CRIEX) returned 9.87% for the period July 1, 2025 through October 31, 2025.  The Performance Benchmark, the Russell 3000 Value Total Return Index (the “Index”), returned 6.09% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

Against the Index, relative outperformance was attributed to the Fund’s portfolio holdings within the Information Technology, Consumer Discretionary, and Financials sectors compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings within the Industrials and Health Care sectors were a headwind to relative performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM All Cap Value Fund - Institutional Class
Russell 3000® Value Index
Russell 3000® Index
$3,750,000
$3,000,000
$2,250,000
$1,500,000
$750,000
$0
$3,734,292
$2,568,200
$2,315,471
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	CRM All Cap Value Fund - Institutional Class	Russell 3000® Value Index	Russell 3000® Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,068,208	$1,065,512	$1,042,431
Oct-2017	$1,280,811	$1,260,516	$1,292,400
Oct-2018	$1,268,800	$1,295,618	$1,377,646
Oct-2019	$1,332,838	$1,433,553	$1,563,486
Oct-2020	$1,310,942	$1,318,900	$1,722,150
Oct-2021	$1,883,070	$1,912,048	$2,478,160
Oct-2022	$1,851,605	$1,773,461	$2,068,824
Oct-2023	$1,619,592	$1,765,005	$2,242,194
Oct-2024	$2,141,436	$2,312,525	$3,090,981
Oct-2025	$2,315,471	$2,568,200	$3,734,292

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Institutional Class	9.87%	8.13%	12.05%	8.76%
Russell 3000® Value Index	6.09%	11.06%	14.26%	9.89%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$23,219,739
Number of Portfolio Holdings	47
Advisory Fee	$43,997
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.3%
Common Stocks	97.5%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.5%
Financials
19.3%
Industrials
10.7%
Health Care
9.8%
Materials
8.9%
Consumer Discretionary
8.8%
Real Estate
6.2%
Energy
4.0%
Money Market Funds
2.5%
Utilities
1.6%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Utilities	1.6%
Money Market Funds	2.5%
Energy	4.0%
Real Estate	6.2%
Consumer Discretionary	8.8%
Materials	8.9%
Health Care	9.8%
Industrials	10.7%
Financials	19.3%
Technology	28.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.9%
Broadcom, Inc.	3.3%
Global Payments, Inc.	3.2%
Ciena Corporation	3.2%
First American Financial Corporation	3.2%
Skyline Champion Corporation	3.1%
Rogers Corporation	2.8%
Concentra Group Holdings Parent, Inc.	2.8%
Vontier Corporation	2.7%
MongoDB, Inc.	2.7%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM All Cap Value Fund

Institutional Class (CRIEX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRIEX

Distributed by ALPS Distributors, Inc.

CRM All Cap Value Fund

Investor Class (CRMEX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM All Cap Value Fund, Investor Share Class (CRMEX) returned 9.68% for the period July 1, 2025 through October 31, 2025.  The Performance Benchmark, the Russell 3000 Value Total Return Index (the “Index”), returned 6.09% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

Against the Index, relative outperformance was attributed to the Fund’s portfolio holdings within the Information Technology, Consumer Discretionary, and Financials sectors compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings within the Industrials and Health Care sectors were a headwind to relative performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM All Cap Value Fund - Investor Class
Russell 3000® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,343
$25,682
$22,583
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	CRM All Cap Value Fund - Investor Class	Russell 3000® Value Index	Russell 3000® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,665	$10,655	$10,424
Oct-2017	$12,772	$12,605	$12,924
Oct-2018	$12,607	$12,956	$13,776
Oct-2019	$13,213	$14,336	$15,635
Oct-2020	$12,943	$13,189	$17,222
Oct-2021	$18,565	$19,120	$24,782
Oct-2022	$18,219	$17,735	$20,688
Oct-2023	$15,896	$17,650	$22,422
Oct-2024	$20,951	$23,125	$30,910
Oct-2025	$22,583	$25,682	$37,343

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Investor Class	9.68%	7.79%	11.78%	8.49%
Russell 3000® Value Index	6.09%	11.06%	14.26%	9.89%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$23,219,739
Number of Portfolio Holdings	47
Advisory Fee	$43,997
Portfolio Turnover	26%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.3%
Common Stocks	97.5%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Utilities	1.6%
Money Market Funds	2.5%
Energy	4.0%
Real Estate	6.2%
Consumer Discretionary	8.8%
Materials	8.9%
Health Care	9.8%
Industrials	10.7%
Financials	19.3%
Technology	28.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.9%
Broadcom, Inc.	3.3%
Global Payments, Inc.	3.2%
Ciena Corporation	3.2%
First American Financial Corporation	3.2%
Skyline Champion Corporation	3.1%
Rogers Corporation	2.8%
Concentra Group Holdings Parent, Inc.	2.8%
Vontier Corporation	2.7%
MongoDB, Inc.	2.7%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM All Cap Value Fund

Investor Class (CRMEX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRMEX

Distributed by ALPS Distributors, Inc.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM Long/Short Opportunities Fund, Institutional Share Class (CRIHX) returned 3.16% for the period July 1, 2025 through October 31, 2025 (the "Period"). The S&P 500 Total Return Index (the "Index”), returned 10.66% for the period.

During the Period, the Fund underperformed relative to the Index. From a sector perspective, the Fund’s holdings in Information Technology, Consumer Discretionary, and Financials contributed most to Fund performance during the Period on an absolute basis based on financial results and forward guidance. The Fund’s holdings in the Industrials, Energy, and Consumer Staples sectors were the largest detractors to performance on an absolute basis based on mixed earnings results and negative investor sentiment. In terms of exposure during the Period, the Fund averaged approximately 99% gross long, 42% gross short, and 57% net long. Fund net exposure increased during the Period from roughly 42% net long to 61% net long, largely through the increase in long exposure. During the period, Consumer Discretionary net exposure increased by over 5%, while Information Technology, Utilities, Industrials, and Health Care increased by a more modest amount. At the same time, Materials and Financials net exposure decreased throughout the Period. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

CRM Long/Short Opportunities Fund - Institutional Class
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,744
$15,714
Aug-2016
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	CRM Long/Short Opportunities Fund - Institutional Class	S&P 500® Index
Aug-2016	$10,000	$10,000
Oct-2016	$10,070	$9,797
Oct-2017	$10,540	$12,112
Oct-2018	$10,144	$13,002
Oct-2019	$10,401	$14,865
Oct-2020	$11,788	$16,308
Oct-2021	$13,453	$23,307
Oct-2022	$13,103	$19,902
Oct-2023	$13,237	$21,920
Oct-2024	$15,990	$30,254
Oct-2025	$15,714	$36,744

Average Annual Total Returns

	4 months	1 Year	5 Years	Since Inception (August 16, 2016)
CRM Long/Short Opportunities Fund - Institutional Class	3.16%	-1.73%	5.92%	5.03%
S&P 500® Index	10.66%	21.45%	17.64%	15.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$403,662,068
Number of Portfolio Holdings	91
Advisory Fee	$1,412,260
Portfolio Turnover	65%

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	-0.3%
Common Stocks	87.5%
Money Market Funds	12.8%
Purchased Options	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 19.0%
Industrials 18.4%
Technology 16.2%
Financials 14.9%
Money Market 12.2%
Health Care 9.9%
Utilities 5.1%
Energy 4.4%
Real Estate 1.9%
Put Options Purchased 0.2%
Liabilities in Excess of Other Assets -2.2%

Value	Value
Liabilities in Excess of Other Assets	-2.2%
Put Options Purchased	0.2%
Real Estate	1.9%
Energy	4.4%
Utilities	5.1%
Health Care	9.9%
Money Market	12.2%
Financials	14.9%
Technology	16.2%
Industrials	18.4%
Consumer Discretionary	19.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Liquidity Funds T-Fund, Institutional Shares	6.1%
Federated Hermes Treasury Obligations Fund, Institutional Shares	6.1%
Victoria's Secret & Company	4.4%
BankUnited, Inc.	4.4%
First American Financial Corporation	3.5%
Skyline Champion Corporation	3.5%
ZoomInfo Technologies, Inc., Class A	3.2%
Hayward Holdings, Inc.	3.2%
Bio-Techne Corporation	3.1%
Evergy, Inc.	3.0%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRIHX

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM Mid Cap Value Fund, Institutional Share Class (CRIMX) returned 6.87% for the period July 1, 2025 through October 31, 2025 (the "Period"). The Performance Benchmark, the Russell Mid Cap Value Total Return Index (the “Index”), returned 5.11% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

Against the Index, the Fund outperformed during the Period. Relative outperformance during the Period was mainly attributed to the Fund’s portfolio holdings within the Consumer Discretionary sector compared to the stocks included in that sector in the Index. The Fund also benefited from our overweight to the Information Technology sector relative to the Index based on positive investor sentiment in this sector. The Fund’s portfolio holdings within the Industrials, Energy, and Health Care sectors were a headwind to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles. We also believe investing in mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM Mid Cap Value Fund - Institutional Class
Russell Midcap® Value Index
Russell 3000® Index
$3,750,000
$3,000,000
$2,250,000
$1,500,000
$750,000
$0
$3,734,292
$2,495,351
$2,411,580
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	CRM Mid Cap Value Fund - Institutional Class	Russell Midcap® Value Index	Russell 3000® Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,085,601	$1,078,381	$1,042,431
Oct-2017	$1,322,859	$1,262,971	$1,292,400
Oct-2018	$1,354,649	$1,265,043	$1,377,646
Oct-2019	$1,512,422	$1,392,526	$1,563,486
Oct-2020	$1,477,827	$1,295,920	$1,722,150
Oct-2021	$2,154,241	$1,925,719	$2,478,160
Oct-2022	$2,048,402	$1,729,767	$2,068,824
Oct-2023	$1,883,503	$1,668,148	$2,242,194
Oct-2024	$2,427,811	$2,235,856	$3,090,981
Oct-2025	$2,495,351	$2,411,580	$3,734,292

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Institutional Class	6.87%	2.78%	11.05%	9.58%
Russell Midcap® Value Index	5.11%	7.86%	13.23%	9.20%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$265,937,009
Number of Portfolio Holdings	48
Advisory Fee	$749,328
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	98.8%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
21.3%
Technology
16.8%
Financials
13.4%
Materials
13.0%
Real Estate
9.7%
Consumer Discretionary
9.4%
Health Care
8.7%
Utilities
5.5%
Energy
2.6%
Money Market Funds
1.2%
Liabilities in Excess of Other Assets
-1.6%

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	1.2%
Energy	2.6%
Utilities	5.5%
Health Care	8.7%
Consumer Discretionary	9.4%
Real Estate	9.7%
Materials	13.0%
Financials	13.4%
Technology	16.8%
Industrials	21.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.6%
Vontier Corporation	3.5%
Ciena Corporation	3.3%
Atmos Energy Corporation	3.3%
First American Financial Corporation	3.3%
CRH PLC	3.2%
Teledyne Technologies, Inc.	3.1%
Regal Rexnord Corporation	2.9%
AMETEK, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRIMX

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM Mid Cap Value Fund, Investor Share Class (CRMMX) returned 6.81% for the period July 1, 2025 through October 31, 2025 (the "Period"). The Performance Benchmark, the Russell Mid Cap Value Total Return Index (the “Index”), returned 5.11% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

Against the Index, the Fund outperformed during the Period. Relative outperformance during the Period was mainly attributed to the Fund’s portfolio holdings within the Consumer Discretionary sector compared to the stocks included in that sector in the Index. The Fund also benefited from our overweight to the Information Technology sector relative to the Index based on positive investor sentiment in this sector. The Fund’s portfolio holdings within the Industrials, Energy, and Health Care sectors were a headwind to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles. We also believe investing in mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM Mid Cap Value Fund - Investor Class
Russell Midcap® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,343
$24,495
$24,116
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	CRM Mid Cap Value Fund - Investor Class	Russell Midcap® Value Index	Russell 3000® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,836	$10,784	$10,424
Oct-2017	$13,177	$12,630	$12,924
Oct-2018	$13,464	$12,650	$13,776
Oct-2019	$15,005	$13,925	$15,635
Oct-2020	$14,636	$12,959	$17,222
Oct-2021	$21,287	$19,257	$24,782
Oct-2022	$20,216	$17,298	$20,688
Oct-2023	$18,556	$16,681	$22,422
Oct-2024	$23,874	$22,359	$30,910
Oct-2025	$24,495	$24,116	$37,343

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Investor Class	6.81%	2.60%	10.85%	9.37%
Russell Midcap® Value Index	5.11%	7.86%	13.23%	9.20%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$265,937,009
Number of Portfolio Holdings	48
Advisory Fee	$749,328
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	98.8%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	1.2%
Energy	2.6%
Utilities	5.5%
Health Care	8.7%
Consumer Discretionary	9.4%
Real Estate	9.7%
Materials	13.0%
Financials	13.4%
Technology	16.8%
Industrials	21.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.6%
Vontier Corporation	3.5%
Ciena Corporation	3.3%
Atmos Energy Corporation	3.3%
First American Financial Corporation	3.3%
CRH PLC	3.2%
Teledyne Technologies, Inc.	3.1%
Regal Rexnord Corporation	2.9%
AMETEK, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRMMX

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM Small Cap Value Fund, Institutional Share Class (CRISX) returned 3.76% for the period July 1, 2025 through October 31, 2025 (the "Period"). The Performance Benchmark, the Russell 2000 Value Total Return Index (the “Index”), returned 12.89% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

Against the Index, relative underperformance during the Period was mainly attributed to the Fund’s underweight to Non-Earning companies relative to the Index. From a sector perspective, the portfolio holdings within the Health Care, Materials, Energy, Industrials, and Information Technology sectors underperformed to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings within the Financials and Consumer Discretionary sectors were a tailwind to relative performance due to positive earnings reports and forward guidance. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles. We also believe investing in small cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	CRM Small Cap Value Fund - Institutional Class	Russell 3000® Index	Russell 2000® Value Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,062,690	$1,042,431	$1,088,118
Oct-2017	$1,371,081	$1,292,400	$1,358,070
Oct-2018	$1,328,892	$1,377,646	$1,350,041
Oct-2019	$1,435,523	$1,563,486	$1,393,505
Oct-2020	$1,131,063	$1,722,150	$1,199,517
Oct-2021	$1,672,155	$2,478,160	$1,970,787
Oct-2022	$1,657,656	$2,068,824	$1,759,373
Oct-2023	$1,529,670	$2,242,194	$1,584,672
Oct-2024	$2,011,444	$3,090,981	$2,088,113
Oct-2025	$2,012,507	$3,734,292	$2,294,299

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Institutional Class	3.76%	0.05%	12.21%	7.24%
Russell 2000® Value Index	12.89%	9.87%	13.85%	8.66%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,412,047
Number of Portfolio Holdings	42
Advisory Fee	$167,587
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Common Stocks	95.5%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
27.5%
Consumer Discretionary
14.5%
Technology
11.8%
Industrials
9.8%
Materials
8.6%
Real Estate
7.7%
Health Care
6.0%
Energy
5.5%
Utilities
5.2%
Money Market Funds
4.6%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	4.6%
Utilities	5.2%
Energy	5.5%
Health Care	6.0%
Real Estate	7.7%
Materials	8.6%
Industrials	9.8%
Technology	11.8%
Consumer Discretionary	14.5%
Financials	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.4%
Knowles Corporation	4.0%
BankUnited, Inc.	3.9%
Central Pacific Financial Corporation	3.7%
Capitol Federal Financial, Inc.	3.7%
Concentra Group Holdings Parent, Inc.	3.4%
Rogers Corporation	3.3%
Stewart Information Services Corporation	3.1%
Skyline Champion Corporation	3.0%
Moelis & Company, Class A	2.9%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRISX

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM Small Cap Value Fund, Investor Share Class (CRMSX) returned 3.65% for the period July 1, 2025 through October 31, 2025 (the "Period"). The Performance Benchmark, the Russell 2000 Value Total Return Index (the “Index”), returned 12.89% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

Against the Index, relative underperformance during the Period was mainly attributed to the Fund’s underweight to Non-Earning companies relative to the Index. From a sector perspective, the portfolio holdings within the Health Care, Materials, Energy, Industrials, and Information Technology sectors underperformed to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings within the Financials and Consumer Discretionary sectors were a tailwind to relative performance due to positive earnings reports and forward guidance. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles. We also believe investing in small cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	CRM Small Cap Value Fund - Investor Class	Russell 3000® Index	Russell 2000® Value Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,602	$10,424	$10,881
Oct-2017	$13,651	$12,924	$13,581
Oct-2018	$13,198	$13,776	$13,500
Oct-2019	$14,222	$15,635	$13,935
Oct-2020	$11,185	$17,222	$11,995
Oct-2021	$16,485	$24,782	$19,708
Oct-2022	$16,308	$20,688	$17,594
Oct-2023	$15,015	$22,422	$15,847
Oct-2024	$19,716	$30,910	$20,881
Oct-2025	$19,694	$37,343	$22,943

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Investor Class	3.65%	-0.11%	11.98%	7.01%
Russell 2000® Value Index	12.89%	9.87%	13.85%	8.66%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,412,047
Number of Portfolio Holdings	42
Advisory Fee	$167,587
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Common Stocks	95.5%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	4.6%
Utilities	5.2%
Energy	5.5%
Health Care	6.0%
Real Estate	7.7%
Materials	8.6%
Industrials	9.8%
Technology	11.8%
Consumer Discretionary	14.5%
Financials	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.4%
Knowles Corporation	4.0%
BankUnited, Inc.	3.9%
Central Pacific Financial Corporation	3.7%
Capitol Federal Financial, Inc.	3.7%
Concentra Group Holdings Parent, Inc.	3.4%
Rogers Corporation	3.3%
Stewart Information Services Corporation	3.1%
Skyline Champion Corporation	3.0%
Moelis & Company, Class A	2.9%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRMSX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM Small/Mid Cap Value Fund, Institutional Share Class (CRIAX) returned 7.73% for the period July 1, 2025 through October 31, 2025 (the "Period"). The Performance Benchmark, the Russell 2500 Value Total Return Index (the “Index”), returned 7.89% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

The Fund performed roughly in line with the Index during the Period. The Fund’s portfolio holdings within the Consumer Discretionary and Financials sectors were a positive contributor to performance compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings in the Industrials, Health Care, and Energy sectors were a headwind to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles. We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM Small/Mid Cap Value Fund - Institutional Class
Russell 3000® Index
Russell 2500® Value Index
$3,750,000
$3,000,000
$2,250,000
$1,500,000
$750,000
$0
$3,734,292
$2,447,492
$2,372,763
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	CRM Small/Mid Cap Value Fund - Institutional Class	Russell 3000® Index	Russell 2500® Value Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,035,922	$1,042,431	$1,077,758
Oct-2017	$1,257,053	$1,292,400	$1,292,961
Oct-2018	$1,308,905	$1,377,646	$1,296,482
Oct-2019	$1,417,233	$1,563,486	$1,375,515
Oct-2020	$1,384,935	$1,722,150	$1,211,618
Oct-2021	$2,108,938	$2,478,160	$1,916,110
Oct-2022	$1,984,151	$2,068,824	$1,711,918
Oct-2023	$1,790,211	$2,242,194	$1,627,349
Oct-2024	$2,408,436	$3,090,981	$2,154,942
Oct-2025	$2,447,492	$3,734,292	$2,372,763

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Institutional Class	7.73%	1.62%	12.06%	9.36%
Russell 2500® Value Index	7.89%	10.11%	14.39%	9.02%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$130,760,824
Number of Portfolio Holdings	45
Advisory Fee	$336,979
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.7%
Common Stocks	97.2%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.3%
Technology
16.8%
Industrials
15.3%
Consumer Discretionary
14.8%
Health Care
10.4%
Materials
7.0%
Real Estate
5.7%
Utilities
4.1%
Energy
3.2%
Money Market Funds
2.8%
Consumer Staples
0.8%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Staples	0.8%
Money Market Funds	2.8%
Energy	3.2%
Utilities	4.1%
Real Estate	5.7%
Materials	7.0%
Health Care	10.4%
Consumer Discretionary	14.8%
Industrials	15.3%
Technology	16.8%
Financials	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.8%
BankUnited, Inc.	4.5%
Skyline Champion Corporation	3.8%
First American Financial Corporation	3.6%
Hayward Holdings, Inc.	3.5%
LendingClub Corporation	3.3%
Tower Semiconductor Ltd.	3.3%
First Interstate Bancsystem, Inc., Class A	3.3%
Evergy, Inc.	3.1%
Sun Communities, Inc.	3.1%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRIAX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The CRM Small/Mid Cap Value Fund, Investor Share Class (CRMAX) returned 7.75% for the period July 1, 2025 through October 31, 2025 (the "Period"). The Performance Benchmark, the Russell 2500 Value Total Return Index (the “Index”), returned 7.89% for the period, and the Regulatory Benchmark, the Russell 3000 Total Return Index, returned 10.49% for the period.

The Fund performed roughly in line with the Index during the Period. The Fund’s portfolio holdings within the Consumer Discretionary and Financials sectors were a positive contributor to performance compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings in the Industrials, Health Care, and Energy sectors were a headwind to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles. We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM Small/Mid Cap Value Fund - Investor Class
Russell 3000® Index
Russell 2500® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$37,343
$24,005
$23,728
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	CRM Small/Mid Cap Value Fund - Investor Class	Russell 3000® Index	Russell 2500® Value Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,334	$10,424	$10,778
Oct-2017	$12,509	$12,924	$12,930
Oct-2018	$12,997	$13,776	$12,965
Oct-2019	$14,053	$15,635	$13,755
Oct-2020	$13,703	$17,222	$12,116
Oct-2021	$20,802	$24,782	$19,161
Oct-2022	$19,547	$20,688	$17,119
Oct-2023	$17,606	$22,422	$16,273
Oct-2024	$23,659	$30,910	$21,549
Oct-2025	$24,005	$37,343	$23,728

Average Annual Total Returns

	4 months	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Investor Class	7.75%	1.46%	11.87%	9.15%
Russell 2500® Value Index	7.89%	10.11%	14.39%	9.02%
Russell 3000® Index	10.49%	20.81%	16.74%	14.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$130,760,824
Number of Portfolio Holdings	45
Advisory Fee	$336,979
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.7%
Common Stocks	97.2%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Staples	0.8%
Money Market Funds	2.8%
Energy	3.2%
Utilities	4.1%
Real Estate	5.7%
Materials	7.0%
Health Care	10.4%
Consumer Discretionary	14.8%
Industrials	15.3%
Technology	16.8%
Financials	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.8%
BankUnited, Inc.	4.5%
Skyline Champion Corporation	3.8%
First American Financial Corporation	3.6%
Hayward Holdings, Inc.	3.5%
LendingClub Corporation	3.3%
Tower Semiconductor Ltd.	3.3%
First Interstate Bancsystem, Inc., Class A	3.3%
Evergy, Inc.	3.1%
Sun Communities, Inc.	3.1%

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-CRMAX

Distributed by ALPS Distributors, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	Not applicable
(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(e)	Not applicable
(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Andi Mullins is the audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Mullins is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

October 31, 2025 – $40,000

June 30, 2025 – $80,000

June 30, 2024 – $80,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

October 31, 2025 – $18,000

June 30, 2025 – $18,000

June 30, 2024 – $18,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0, $0 and $0 for the fiscal years ended June 30, 2024, June 30, 2025 and October 31, 2025, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024, June 30, 2025 and October 31, 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2025 CRM Small Cap Value Fund CRM Small/Mid Cap Value Fund CRM Mid Cap Value Fund CRM All Cap Value Fund CRM Long/Short Opportunities Fund

FINANCIAL STATEMENTS

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS October 31, 2025

Shares		Value
COMMON STOCK — 96.6%
Consumer Discretionary — 14.5%
Apparel & Textile Products — 2.2%
41,211	Steven Madden Ltd.[1]	$1,397,465
Home Construction — 3.0%
28,242	Skyline Champion Corporation[1]	1,926,952
Leisure Facilities & Services — 1.7%
31,318	BJ’s Restaurants, Inc.[1]	1,063,559
Retail — Discretionary — 6.1%
23,895	Advance Auto Parts, Inc.	1,126,171
79,904	Victoria’s Secret & Company[1]	2,816,616
		3,942,787
Wholesale — Discretionary — 1.5%
37,786	KAR Auction Services, Inc.[1]	998,306
Total Consumer Discretionary		9,329,069
Energy — 5.5%
Oil & Gas Producers — 4.1%
104,288	Permian Resources Corporation	1,309,857
37,975	Range Resources Corporation	1,350,011
		2,659,868
Oil & Gas Services & Equipment — 1.4%
123,342	TETRA Technologies, Inc.[1]	870,795
Total Energy		3,530,663
Financials — 27.5%
Banking — 18.7%
27,295	Bank of Hawaii Corporation	1,772,265
62,047	BankUnited, Inc.	2,486,844
390,020	Capitol Federal Financial, Inc.	2,355,721
83,456	Central Pacific Financial Corporation	2,379,331

Shares		Value
Financials — (continued)
Banking — 18.7%
40,957	First Interstate Bancsystem, Inc., Class A	$1,279,906
131,824	TFS Financial Corporation	1,753,259
		12,027,326
Institutional Financial Services — 2.9%
29,657	Moelis & Company, Class A	1,878,178
Specialty Finance — 5.9%
106,022	LendingClub Corporation[1]	1,843,723
28,921	Stewart Information Services Corporation	1,974,436
		3,818,159
Total Financials		17,723,663
Health Care — 6.0%
Health Care Facilities & Services — 3.4%
111,164	Concentra Group Holdings Parent, Inc.	2,214,387
Medical Equipment & Devices — 2.6%
26,160	Bio-Techne Corporation	1,636,831
Total Health Care		3,851,218
Industrials — 9.8%
Commercial Support Services — 1.8%
5,512	Clean Harbors, Inc.[1]	1,160,331
Electrical Equipment — 3.6%
104,848	Hayward Holdings, Inc.[1]	1,779,271
5,475	Itron, Inc.[1]	549,307
		2,328,578
Industrial Support Services — 1.9%
4,705	Applied Industrial Technologies, Inc.	1,209,608

See accompanying notes to financial statements.	CRM Funds
1

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Shares		Value
Industrials — (continued)
Transportation & Logistics — 2.5%
43,404	Hub Group, Inc., Class A1	$1,598,569
Total Industrials		6,297,086
Materials — 8.6%
Chemicals — 8.6%
27,273	H.B. Fuller Company	1,564,652
9,689	Quarker Houghton	1,345,705
24,036	Rogers Corporation[1]	2,104,111
5,878	Sensient Technologies Corporation	554,237
Total Materials		5,568,705
Real Estate — 7.7%
REIT — 7.7%
15,620	Camden Property Trust	1,553,878
28,576	Terreno Realty Corporation	1,632,547
145,954	Xenia Hotels & Resorts, Inc.	1,795,234
Total Real Estate		4,981,659
Technology — 11.8%
Software — 6.4%
91,484	Jamf Holding Corporation[1]	1,175,569
47,850	nCino, Inc.[1,2]	1,276,638
148,109	ZoomInfo Technologies, Inc., Class A1	1,661,783
		4,113,990
Technology Hardware — 4.0%
108,763	Knowles Corporation[1]	2,567,894
Technology Services — 1.4%
29,610	I3 Verticals, Inc., Class A1	910,508
Total Technology		7,592,392

Shares		Value
Utilities — 5.2%
Gas & Water Utilities — 5.2%
13,662	Chesapeake Utilities Corporation	$1,738,900
27,769	Middlesex Water Company	1,595,884
Total Utilities		3,334,784
TOTAL COMMON STOCK (Cost $54,710,164)		62,209,239
SHORT-TERM INVESTMENTS — 4.1%
1,309,274	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.94%[3]	1,309,274
1,309,273	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.94%[3]	1,309,273
TOTAL SHORT-TERM INVESTMENTS (Cost $2,618,547)		2,618,547
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 100.7% (Cost $57,328,711)		64,827,786
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.5%
317,377	Invesco Government & Agency Portfolio, Institutional Shares, 3.95%[3]	317,377
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $317,377)		317,377
TOTAL INVESTMENTS — 101.2% (Cost $57,646,088)		$65,145,163	[4]
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(733,116)
NET ASSETS — 100.0%		$64,412,047

See accompanying notes to financial statements.	CRM Funds
2

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) October 31, 2025

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$62,209,239	$—	$—	$62,209,239
Short-Term Investments	2,618,547	—	—	2,618,547
Short-Term Investments Held As Collateral For Loaned Securities	317,377	—	—	317,377
Total	$65,145,163	$—	$—	$65,145,163

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of October 31, 2025.
[4]

At October 31, 2025, the market value of securities on loan for CRM Small Cap Value Fund was $307,914. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
3

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS October 31, 2025

Shares		Value
COMMON STOCK — 98.4%
Consumer Discretionary — 14.8%
Apparel & Textile Products — 1.7%
65,408	Steven Madden Ltd.[1]	$2,217,985
Home Construction — 3.8%
71,944	Skyline Champion Corporation[1]	4,908,739
Leisure Facilities & Services — 2.7%
23,710	Vail Resorts, Inc.[2]	3,516,904
Retail — Discretionary — 6.6%
8,694	Burlington Stores, Inc.[1]	2,378,591
179,313	Victoria’s Secret & Company[1]	6,320,784
		8,699,375
Total Consumer Discretionary		19,343,003
Consumer Staples — 0.8%
Food — 0.8%
7,002	Marzetti Company (The)	1,097,844
Energy — 3.2%
Oil & Gas Producers — 3.2%
40,979	Devon Energy Corporation	1,331,408
81,936	Range Resources Corporation	2,912,825
Total Energy		4,244,233
Financials — 20.3%
Banking — 10.5%
147,431	BankUnited, Inc.	5,909,034
136,114	First Interstate Bancsystem, Inc., Class A	4,253,563
272,888	TFS Financial Corporation	3,629,410
		13,792,007
Institutional Financial Services — 2.9%
7,074	Evercore Partners, Inc., Class A	2,083,717
26,506	Moelis & Company, Class A	1,678,625
		3,762,342

Shares		Value
Financials — (continued)
Specialty Finance — 6.9%
74,398	First American Financial Corporation	$4,650,619
247,832	LendingClub Corporation[1]	4,309,798
		8,960,417
Total Financials		26,514,766
Health Care — 10.4%
Biotech & Pharma — 2.4%
142,700	WillScot Mobile Mini Holdings Corporation[1]	3,103,725
Health Care Facilities & Services — 2.7%
177,103	Concentra Group Holdings Parent, Inc.	3,527,892
Medical Equipment & Devices — 5.3%
59,455	Bio-Techne Corporation	3,720,100
13,002	Masimo Corporation[1]	1,828,731
5,187	West Pharmaceutical Services, Inc.	1,463,097
		7,011,928
Total Health Care		13,643,545
Industrials — 15.3%
Aerospace & Defense — 1.6%
4,103	Teledyne Technologies, Inc.[1]	2,161,542
Commercial Support Services — 1.5%
9,397	Clean Harbors, Inc.[1]	1,978,162
Electrical Equipment — 6.4%
266,826	Hayward Holdings, Inc.[1]	4,528,038
12,059	Itron, Inc.[1]	1,209,879
Electrical Equipment — 6.4%
67,034	Vontier Corporation	2,580,809
		8,318,726
Machinery — 3.0%
27,476	Regal Rexnord Corporation	3,871,094

See accompanying notes to financial statements.	CRM Funds
4

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Shares		Value
Industrials — (continued)
Transportation & Logistics — 2.8%
98,078	Hub Group, Inc., Class A1	$3,612,213
Total Industrials		19,941,737
Materials — 7.0%
Chemicals — 4.3%
66,430	HB Fuller Company	3,811,089
18,330	Sensient Technologies Corporation	1,728,336
		5,539,425
Construction Materials — 2.7%
25,517	Advanced Drainage Systems, Inc.	3,573,656
Total Materials		9,113,081
Real Estate — 5.7%
REIT — 5.7%
31,578	Sun Communities, Inc.	3,997,775
60,177	Terreno Realty Corporation	3,437,912
Total Real Estate		7,435,687
Technology — 16.8%
Semiconductors — 4.7%
13,122	MKS Instruments, Inc.	1,885,763
49,983	Tower Semiconductor Ltd.[1]	4,257,052
		6,142,815
Software — 7.1%
49,840	Gitlab Inc, Class A1	2,429,700
78,403	nCino, Inc.[1,2]	2,091,792
36,510	Unity Software, Inc.[1]	1,383,729
301,833	ZoomInfo Technologies, Inc., Class A1	3,386,566
		9,291,787

Shares		Value
Technology — (continued)
Technology Hardware — 5.0%
13,561	Ciena Corporation[1]	$2,575,505
166,018	Knowles Corporation[1]	3,919,685
		6,495,190
Total Technology		21,929,792
Utilities — 4.1%
Electric Utilities — 3.1%
52,164	Evergy, Inc.	4,006,717
Gas & Water Utilities — 1.0%
8,050	Atmos Energy Corporation	1,382,346
Total Utilities		5,389,063
TOTAL COMMON STOCK (Cost $111,262,518)		128,652,751
SHORT-TERM INVESTMENTS — 2.1%
1,382,835	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.94%[3]	1,382,835
1,382,835	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.94%[3]	1,382,835
TOTAL SHORT-TERM INVESTMENTS (Cost $2,765,670)		2,765,670
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 100.5% (Cost $114,028,188)		131,418,421

See accompanying notes to financial statements.	CRM Funds
5

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) October 31, 2025

Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.7%
911,812	Invesco Government & Agency Portfolio, Institutional Shares, 3.95%[3]	$911,812
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $911,812)		911,812
TOTAL INVESTMENTS — 101.2% (Cost $114,940,000)		$132,330,233	[4]
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,569,409)
NET ASSETS — 100.0%		$130,760,824

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$128,652,751	$—	$—	$128,652,751
Short-Term Investments	2,765,670	—	—	2,765,670
Short-Term Investments Held As Collateral For Loaned Securities	911,812	—	—	911,812
Total	$132,330,233	$—	$—	$132,330,233

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of October 31, 2025.
[4]

At October 31, 2025, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $900,267. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
6

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS October 31, 2025

Shares		Value
COMMON STOCK — 100.4%
Consumer Discretionary — 9.4%
Home Construction — 2.6%
102,830	Skyline Champion Corporation[1]	$7,016,091
Retail — Discretionary — 6.8%
18,929	Burlington Stores, Inc.[1]	5,178,785
97,224	Valvoline, Inc.[1,2]	3,209,364
274,564	Victoria’s Secret & Company[1]	9,678,381
		18,066,530
Total Consumer Discretionary		25,082,621
Energy — 2.6%
Oil & Gas Producers — 2.6%
101,871	Matador Resources Company	4,019,829
77,732	Range Resources Corporation	2,763,373
Total Energy		6,783,202
Financials — 13.4%
Banking — 5.2%
180,754	BankUnited, Inc.	7,244,620
148,268	Truist Financial Corporation	6,617,201
		13,861,821
Institutional Financial Services — 2.3%
20,136	Evercore Partners, Inc., Class A	5,931,260
Specialty Finance — 5.9%
32,047	Capital One Financial Corporation	7,050,020
138,810	First American Financial Corporation	8,677,013
		15,727,033
Total Financials		35,520,114

Shares		Value
Health Care — 8.7%
Biotech & Pharma — 1.7%
214,254	WillScot Mobile Mini Holdings Corporation[1,2]	$4,660,025
Health Care Facilities & Services — 2.3%
305,035	Concentra Group Holdings Parent, Inc.	6,076,297
Medical Equipment & Devices — 4.7%
119,141	Bio-Techne Corporation	7,454,651
40,038	Cooper Companies, Inc. (The)[1]	2,799,057
15,612	Masimo Corporation[1]	2,195,828
		12,449,536
Total Health Care		23,185,858
Industrials — 21.3%
Aerospace & Defense — 5.7%
15,859	Teledyne Technologies, Inc.[1]	8,354,838
25,988	Woodward, Inc.	6,811,715
		15,166,553
Electrical Equipment — 6.4%
37,845	AMETEK, Inc.	7,648,853
243,970	Vontier Corporation	9,392,846
		17,041,699
Industrial Support Services — 1.9%
19,656	Applied Industrial Technologies, Inc.	5,053,361
Machinery — 5.3%
55,431	Regal Rexnord Corporation	7,809,674
41,217	Xylem, Inc.	6,217,584
		14,027,258
Transportation & Logistics — 2.0%
74,922	Canadian Pacific Kansas City Ltd.	5,390,638
Total Industrials		56,679,509

See accompanying notes to financial statements.	CRM Funds
7

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Shares		Value
Materials — 13.0%
Chemicals — 6.4%
108,784	Ashland, Inc.	$5,319,538
30,005	Avery Dennison Corporation	5,247,574
57,569	Corteva, Inc.	3,537,039
30,361	Sensient Technologies Corporation	2,862,739
		16,966,890
Construction Materials — 6.6%
42,396	Advanced Drainage Systems, Inc.	5,937,560
70,865	CRH PLC[3]	8,440,022
14,913	Eagle Materials, Inc.	3,166,328
		17,543,910
Total Materials		34,510,800
Real Estate — 9.7%
REIT — 9.7%
60,037	Camden Property Trust	5,972,481
49,290	CBRE Group, Inc., Class A1	7,513,274
50,949	Sun Communities, Inc.	6,450,143
104,543	Terreno Realty Corporation	5,972,542
Total Real Estate		25,908,440
Technology — 16.8%
Semiconductors — 2.2%
94,181	Microchip Technology, Inc.	5,878,778
Software — 9.1%
470,807	ACV Auctions, Inc.[1]	4,270,219
458,155	CCC Intelligent Solutions Holdings, Inc.[1,2]	3,995,112
16,325	MongoDB, Inc.[1]	5,874,062
31,183	PTC, Inc.[1]	6,191,072
346,594	ZoomInfo Technologies, Inc., Class A1	3,888,785
		24,219,250

Shares		Value
Technology — (continued)
Technology Hardware — 3.3%
46,549	Ciena Corporation[1]	$8,840,586
Technology Services — 2.2%
74,672	Global Payments, Inc.	5,806,495
Total Technology		44,745,109
Utilities — 5.5%
Electric Utilities — 2.2%
75,128	Evergy, Inc.	5,770,582
Gas & Water Utilities — 3.2%
50,579	Atmos Energy Corporation	8,685,426
Total Utilities		14,456,008
TOTAL COMMON STOCK (Cost $221,620,113)		266,871,661
SHORT-TERM INVESTMENTS — 0.4%
595,632	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.94%[4]	595,632
595,631	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.94%[4]	595,631
TOTAL SHORT-TERM INVESTMENTS (Cost $1,191,263)		1,191,263
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 100.8% (Cost $222,811,376)		268,062,924

See accompanying notes to financial statements.	CRM Funds
8

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) October 31, 2025

Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.8%
2,053,694	Invesco Government & Agency Portfolio, Institutional Shares, 3.95%[4]	$2,053,694
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $2,053,694)		2,053,694
TOTAL INVESTMENTS — 101.6% (Cost $224,865,070)		$270,116,618	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(4,179,609)
NET ASSETS — 100.0%		$265,937,009

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$266,871,661	$—	$—	$266,871,661
Short-Term Investments	1,191,263	—	—	1,191,263
Short-Term Investments Held As Collateral For Loaned Securities	2,053,694	—	—	2,053,694
Total	$270,116,618	$—	$—	$270,116,618

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of October 31, 2025.
[5]

At October 31, 2025, the market value of securities on loan for CRM Mid Cap Value Fund was $1,992,059. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
9

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS October 31, 2025

Shares		Value
COMMON STOCK — 97.8%
Consumer Discretionary — 8.8%
Home Construction — 3.1%
10,624	Skyline Champion Corporation[1]	$724,876
Retail — Discretionary — 5.7%
1,502	Burlington Stores, Inc.[1]	410,932
25,543	Victoria’s Secret & Company[1]	900,390
		1,311,322
Total Consumer Discretionary		2,036,198
Energy — 4.0%
Oil & Gas Producers — 2.4%
6,624	Matador Resources Company	261,383
8,455	Range Resources Corporation	300,576
		561,959
Oil & Gas Services & Equipment — 1.6%
51,555	TETRA Technologies, Inc.[1]	363,978
Total Energy		925,937
Financials — 19.3%
Asset Management — 2.5%
6,210	Charles Schwab Corporation (The)	586,969
Banking — 7.2%
13,460	BankUnited, Inc.	539,477
6,196	Citigroup, Inc.	627,221
11,552	Truist Financial Corporation	515,566
		1,682,264
Institutional Financial Services — 1.4%
5,172	Moelis & Company, Class A	327,543
Specialty Finance — 8.2%
2,718	Capital One Financial Corporation	597,933
11,794	First American Financial Corporation	737,242

Shares		Value
Financials — (continued)
Specialty Finance — (continued)
32,040	LendingClub Corporation[1]	$557,176
		1,892,351
Total Financials		4,489,127
Health Care — 9.8%
Biotech & Pharma — 2.5%
26,221	WillScot Mobile Mini Holdings Corporation[1]	570,307
Health Care Facilities & Services — 2.8%
32,655	Concentra Group Holdings Parent, Inc.	650,488
Medical Equipment & Devices — 4.5%
5,097	Cooper Companies, Inc. (The)[1]	356,330
1,626	Danaher Corporation	350,208
2,463	Masimo Corporation[1]	346,421
		1,052,959
Total Health Care		2,273,754
Industrials — 10.7%
Aerospace & Defense — 2.5%
2,217	Woodward, Inc.	581,098
Electrical Equipment — 2.7%
16,566	Vontier Corporation	637,791
Machinery — 3.7%
2,028	Regal Rexnord Corporation	285,725
3,733	Xylem, Inc.	563,123
		848,848
Transportation & Logistics — 1.8%
5,703	Canadian Pacific Kansas City Ltd.	410,331
Total Industrials		2,478,068
Materials — 8.9%
Chemicals — 4.4%
7,298	Ashland, Inc.	356,872
7,487	Rogers Corporation[1]	655,412
		1,012,284

See accompanying notes to financial statements.	CRM Funds
10

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Shares		Value
Materials — (continued)
Construction Materials — 4.5%
3,332	Advanced Drainage Systems, Inc.	$466,647
4,874	CRH PLC[2]	580,493
		1,047,140
Total Materials		2,059,424
Real Estate — 6.2%
REIT — 6.2%
3,582	CBRE Group, Inc., Class A1	546,004
4,293	Sun Communities, Inc.	543,494
6,401	Terreno Realty Corporation	365,689
Total Real Estate		1,455,187
Technology — 28.5%
Semiconductors — 6.8%
2,050	Broadcom, Inc.	757,742
8,870	Microchip Technology, Inc.	553,665
3,148	Tower Semiconductor Ltd.[1]	268,115
		1,579,522
Software — 13.0%
56,512	ACV Auctions, Inc.[1]	512,564
56,637	CCC Intelligent Solutions Holdings, Inc.[1,3]	493,875
1,771	MongoDB, Inc.[1]	637,240
2,588	PTC, Inc.[1]	513,822
6,914	Unity Software, Inc.[1]	262,041
52,403	ZoomInfo Technologies, Inc., Class A1	587,962
		3,007,504
Technology Hardware — 5.5%
3,958	Ciena Corporation[1]	751,703
8,178	Crane NXT Company[3]	517,259
		1,268,962

Shares		Value
Technology — (continued)
Technology Services — 3.2%
9,700	Global Payments, Inc.	$754,272
Total Technology		6,610,260
Utilities — 1.6%
Electric Utilities — 1.6%
4,853	Evergy, Inc.	372,759
TOTAL COMMON STOCK (Cost $19,107,681)		22,700,714
SHORT-TERM INVESTMENTS — 2.2%
254,015	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.94%[4]	254,015
254,015	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.94%[4]	254,015
TOTAL SHORT-TERM INVESTMENTS (Cost $508,030)		508,030
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 100.0% (Cost $19,615,711)		23,208,744

See accompanying notes to financial statements.	CRM Funds
11

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) October 31, 2025

Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.3%
75,967	Invesco Government & Agency Portfolio, Institutional Shares, 3.95%[4]	$75,967
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $75,967)		75,967
TOTAL INVESTMENTS — 100.3% (Cost $19,691,678)		$23,284,711	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(64,972)
NET ASSETS — 100.0%		$23,219,739

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$22,700,714	$—	$—	$22,700,714
Short-Term Investments	508,030	—	—	508,030
Short-Term Investments Held As Collateral For Loaned Securities	75,967	—	—	75,967
Total	$23,284,711	$—	$—	$23,284,711

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven day effective yield as of October 31, 2025.
[5]

At October 31, 2025, the market value of securities on loan for CRM All Cap Value Fund was $73,508. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
12

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS October 31, 2025

Shares		Value
COMMON STOCK — 89.8%
Consumer Discretionary — 19.0%
Apparel & Textile Products — 2.5%
304,945	Steven Madden Ltd.[1]	$10,340,685
Automotive — 2.1%
635,556	Mobileye Global, Inc., Class A1	8,357,562
Home Construction — 3.5%
205,203	Skyline Champion Corporation[1]	14,001,001
Leisure Facilities & Services — 3.8%
215,844	BJ’s Restaurants, Inc.[1]	7,330,062
55,206	Vail Resorts, Inc.	8,188,706
		15,518,768
Retail — Discretionary — 7.1%
76,372	Advance Auto Parts, Inc.	3,599,412
26,565	Burlington Stores, Inc.[1]	7,267,918
501,910	Victoria’s Secret & Company[1]	17,692,328
		28,559,658
Total Consumer Discretionary		76,777,674
Energy — 4.4%
Oil & Gas Producers — 3.0%
84,326	Matador Resources Company	3,327,504
245,864	Range Resources Corporation	8,740,466
		12,067,970
Oil & Gas Services & Equipment — 1.4%
804,640	TETRA Technologies, Inc.[1]	5,680,758
Total Energy		17,748,728
Financials — 14.9%
Banking — 6.8%
441,196	BankUnited, Inc.	17,683,136

Shares		Value
Financials — (continued)
Banking — (continued)
306,121	First Interstate Bancsystem, Inc., Class A	$9,566,281
		27,249,417
Institutional Financial Services — 2.5%
34,273	Evercore Partners, Inc., Class A	10,095,455
Specialty Finance — 5.6%
226,412	First American Financial Corporation	14,153,014
493,397	LendingClub Corporation[1]	8,580,174
		22,733,188
Total Financials		60,078,060
Health Care – 9.9%
Biotech & Pharma — 2.8%
516,899	WillScot Mobile Mini Holdings Corporation[1]	11,242,553
Health Care Facilities & Services — 2.3%
476,355	Concentra Group Holdings Parent, Inc.	9,488,992
Medical Equipment & Devices — 4.8%
201,052	Bio-Techne Corporation	12,579,823
48,223	Masimo Corporation[1]	6,782,565
		19,362,388
Total Health Care		40,093,933
Industrials — 18.3%
Aerospace & Defense — 1.2%
8,957	Teledyne Technologies, Inc.[1]	4,718,727
Commercial Support Services — 1.3%
25,342	Clean Harbors, Inc.[1]	5,334,744
Electrical Equipment — 5.9%
760,092	Hayward Holdings, Inc.[1]	12,898,761
15,575	Itron, Inc.[1]	1,562,640

See accompanying notes to financial statements.	CRM Funds
13

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Shares		Value
Industrials — (continued)
Electrical Equipment — (continued)
244,223	Vontier Corporation	$9,402,585
		23,863,986
Machinery — 5.0%
83,627	Regal Rexnord Corporation	11,782,208
56,353	Xylem, Inc.	8,500,850
		20,283,058
Transportation & Logistics — 4.9%
116,102	Canadian Pacific Kansas City Ltd.	8,353,539
311,754	Hub Group, Inc., Class A1	11,481,900
		19,835,439
Total Industrials		74,035,954
Real Estate — 1.9%
REIT — 1.9%
58,690	Sun Communities, Inc.	7,430,154
Technology — 16.3%
Semiconductors — 3.3%
42,197	MKS Instruments, Inc.	6,064,131
75,513	Silicon Motion Technology Corporation - ADR	7,408,580
		13,472,711
Software — 9.0%
684,998	ACV Auctions, Inc.[1]	6,212,932
163,788	Gitlab Inc, Class A1	7,984,665
24,779	MongoDB, Inc.[1]	8,915,980
1,155,982	ZoomInfo Technologies, Inc., Class A1	12,970,118
		36,083,695
Technology Hardware — 4.0%
23,192	Ciena Corporation[1]	4,404,625
496,140	Knowles Corporation[1]	11,713,865
		16,118,490
Total Technology		65,674,896

Shares		Value
Utilities — 5.1%
Electric Utilities — 3.0%
157,241	Evergy, Inc.	$12,077,681
Gas & Water Utilities — 2.1%
49,994	Atmos Energy Corporation	8,584,970
Total Utilities		20,662,651
TOTAL COMMON STOCK (Cost $337,921,885)		362,502,050
SHORT-TERM INVESTMENTS — 12.2%
24,604,928	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.94%[2]	24,604,928
24,604,928	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.94%[2]	24,604,928
TOTAL SHORT TERM INVESTMENTS (Cost $49,209,856)		49,209,856

See accompanying notes to financial statements.	CRM Funds
14

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Contracts[3]		Expiration Date	Exercise Price	Notional Value	Value
	OPTIONS PURCHASED — 0.2%
	CALL OPTIONS PURCHASED — 0.1%
2,410	Mobileye Global, Inc.	11/24/2025	$15	$3,169,150	$55,430
3,963	Steven Madden Ltd.	11/24/2025	40	13,438,533	237,780
	TOTAL CALL OPTIONS PURCHASED (Cost — $833,416)				293,210

	PUT OPTIONS PURCHASED — 0.1%
714	SPDR S&P 500 ETF Trust	12/01/2025	670	48,699,084	459,816
	TOTAL PUT OPTIONS PURCHASED (Cost — $402,403)				459,816
	TOTAL OPTIONS PURCHASED (Cost — $1,235,819)				753,026
	TOTAL INVESTMENTS IN SECURITIES (Cost $388,367,560)				412,464,932

See accompanying notes to financial statements.	CRM Funds
15

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Shares		Value
BUSINESS DEVELOPMENT COMPANIES SOLD SHORT — (0.3)%
(17,492)	Main Street Capital Corporation (Proceeds $1,006,661)	$(995,645)
COMMON STOCK SOLD SHORT — (13.3)%
Consumer Discretionary — (9.5)%
Apparel & Textile Products — (0.7)%
(197,866)	VF Corporation	(2,778,039)

Home Construction — (0.5)%
(15,204)	D.R. Horton, Inc.	(2,266,612)

Leisure Facilities & Services — (2.7)%
(50,171)	Cava Group, Inc.	(2,695,688)
(24,808)	Dutch Bros, Inc.	(1,377,836)
(7,316)	Hilton Worldwide Holdings, Inc.	(1,879,919)
(60,098)	Starbucks Corporation	(4,860,125)
		(10,813,568)
Retail — Discretionary — (5.6)%
(74,363)	American Eagle Outfitters, Inc.	(1,242,606)
(8,954)	Dick’s Sporting Goods, Inc.	(1,982,863)
(31,109)	Lowe’s Companies, Inc.	(7,407,986)
(16,070)	Lululemon Athletica, Inc.	(2,740,578)
(75,023)	Tractor Supply Company	(4,059,495)
(78,730)	Urban Outfitters, Inc.	(5,086,745)
		(22,520,273)
Total Consumer Discretionary		(38,378,492)
Consumer Staples — (0.9)%
Retail — Consumer Staples — (0.9)%
(56,744)	Kroger Company (The)	(3,610,621)
Energy — (0.3)%
Renewable Energy — (0.3)%
(54,318)	Fluence Energy, Inc.	(1,140,678)

Shares		Value
Financials — (2.0)%
Banking — (1.5)%
(169,539)	Fulton Financial Corporation	$(2,944,892)
(54,606)	Hancock Whitney Corporation	(3,118,549)
		(6,063,441)
Insurance — (0.5)%
(8,565)	RenaissanceRe Holdings Ltd.	(2,176,281)
Total Financials		(8,239,722)
Industrials — (0.6)%
Electrical Equipment — (0.2)%
(6,546)	Bloom Energy Corporation, Class A	(865,119)

Machinery — (0.4)%
(3,994)	Franklin Electric Company, Inc.	(378,512)
(53,290)	Gates Industrial Corporation PLC[4]	(1,176,643)
		(1,555,155)
Total Industrials		(2,420,274)
TOTAL COMMON STOCK SOLD SHORT — (Proceeds $55,674,365)		(53,789,787)
TOTAL SECURITIES SOLD SHORT — (Proceeds $56,681,026)		(54,785,432)
OTHER ASSETS IN EXCESS OF LIABILITIES — 11.4%		45,982,568
NET ASSETS — 100.0%		$403,662,068

See accompanying notes to financial statements.	CRM Funds
16

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

A summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Note 2 to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets: Investments in Securities:
Common Stocks	$362,502,050	$—	$—	$362,502,050
Short-Term Investments	49,209,856	—	—	49,209,856
Options Purchased	—	753,026	—	753,026
Total Assets — Investments in Securities	$411,711,906	$753,026	$—	$412,464,932
Other Financial Instruments:* Total Return Swap Agreements — Equity Contracts	$—	$2,529,263	$—	$2,529,263
Total Assets — Other Financial Instruments	$—	$2,529,263	$—	$2,529,263

Liabilities: Investments in Securities:
Business Development Companies Sold Short	$(995,645)	$—	$—	$(995,645)
Common Stock Sold Short	(53,789,787)	—	—	(53,789,787)
Total Liabilities — Investments in Securities	$(54,785,432)	$—	$—	$(54,785,432)
Other Financial Instruments:* Total Return Swap Agreements — Equity Contracts	$—	$(3,736,201)	$—	$(3,736,201)
Total Liabilities — Other Financial Instruments	$—	$(3,736,201)	$—	$(3,736,201)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are recorded at fair value.

There were no transfers into or out of Level 3 related to securities held at October 31, 2025.

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of October 31, 2025.
[3]	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
[4]	PLC – Public Limited Company

See accompanying notes to financial statements.	CRM Funds
17

[THIS PAGE INTENTIONALLY LEFT BLANK]

See accompanying notes to financial statements.	CRM Funds
18

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

OTC Total return swap agreements outstanding at October 31, 2025:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)
Morgan Stanley	4.77% (Fed Funds Rate + 0.65%)	3/2/2026	$4,830,883
Morgan Stanley	4.77% (Fed Funds Rate + 0.65%)	3/2/2026	7,324,607
Morgan Stanley	4.77% (Fed Funds Rate + 0.65%)	3/2/2026	7,274,190
Morgan Stanley	4.77% (Fed Funds Rate + 0.65%)	3/2/2026	10,990,014
Morgan Stanley	4.77% (Fed Funds Rate + 0.65%)	3/2/2026	7,935,980
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(3,323,739)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(4,792,857)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,307,669)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,527,161)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(4,232,189)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,543,481)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(4,723,670)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,499,431)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,019,607)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,496,872)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,516,014)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,125,500)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,273,004)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,283,483)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,116,291)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,731,639)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,587,017)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(4,382,904)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(4,312,949)
Morgan Stanley	3.67% (Fed Funds Rate - 0.45%)	7/28/2026	(5,763,153)

See accompanying notes to financial statements.	CRM Funds
19

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

OTC Total return swap agreements outstanding at October 31, 2025 (continued):

Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	$813,097	$—	$813,097
Capital One Financial Corporation	(143,564)	—	(143,564)
Charles Schwab	81,999	—	81,999
NextEra Energy, Inc.	373,435	—	373,435
Tower Semiconductor Ltd.	1,260,732	—	1,260,732
Morgan Stanley Custom Swap (MSCM1392) Index(3)	(163,970)	—	(163,970)
Morgan Stanley Custom Swap (MSCM1393) Index(3)	(229,096)	—	(229,096)
Morgan Stanley Custom Swap (MSCM1394) Index(3)	(414,862)	—	(414,862)
Morgan Stanley Custom Swap (MSCM1395) Index(3)	(170,731)	—	(170,731)
Morgan Stanley Custom Swap (MSCM1396) Index(3)	(212,599)	—	(212,599)
Morgan Stanley Custom Swap (MSCM1397) Index(3)	(289,553)	—	(289,553)
Morgan Stanley Custom Swap (MSCM1398) Index(3)	(357,629)	—	(357,629)
Morgan Stanley Custom Swap (MSCM1399) Index(3)	(190,168)	—	(190,168)
Morgan Stanley Custom Swap (MSCM1400) Index(3)	(246,492)	—	(246,492)
Morgan Stanley Custom Swap (MSCM1401) Index(3)	(237,663)	—	(237,663)
Morgan Stanley Custom Swap (MSCM1402) Index(3)	(139,460)	—	(139,460)
Morgan Stanley Custom Swap (MSCM1403) Index(3)	(183,593)	—	(183,593)
Morgan Stanley Custom Swap (MSCM1404) Index(3)	(123,022)	—	(123,022)
Morgan Stanley Custom Swap (MSCM1405) Index(3)	(221,319)	—	(221,319)
Morgan Stanley Custom Swap (MSCM1406) Index(3)	(132,355)	—	(132,355)
Morgan Stanley Custom Swap (MSCM1407) Index(3)	(14,532)	—	(14,532)
Morgan Stanley Custom Swap (MSCM1408) Index(3)	(128,425)	—	(128,425)
Morgan Stanley Custom Swap (MSCM1409) Index(3)	(84,466)	—	(84,466)
Morgan Stanley Custom Swap (MSCM1410) Index(3)	(24,152)	—	(24,152)
Morgan Stanley Custom Swap (MSCM1411) Index(3)	(28,550)	—	(28,550)
Total Unrealized Appreciation			$2,529,263
Total Unrealized (Depreciation)			$(3,736,201)
Total	$(1,206,938)	$—	$(1,206,938)

(1)	Paid monthly.
(2)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.

(3)	See the tables below for the swap constituents.

See accompanying notes to financial statements.	CRM Funds
20

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1392) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	4,069	$1,214,294	34.81%
Lululemon Athletica, Inc.	6,903	1,177,237	33.75%
Coinbase Global, Inc., Class A	3,190	1,096,507	31.44%
		$3,488,038	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1393) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	1,847	$473,044	9.42%
United Parcel Service, Class B	4,344	418,812	8.34%
Jabil, Inc.	1,861	411,022	8.18%
NVIDIA Corporation	2,028	410,617	8.18%
Mettler-Toledo International, Inc.	280	396,108	7.89%
Amgen, Inc.	1,279	381,758	7.60%
CDW Corporation	2,391	381,075	7.59%
Eaton Corporation PLC	990	377,770	7.52%
Guidewire Software, Inc.	1,615	377,375	7.51%
Carrier Global Corporation	6,291	374,232	7.45%
Lululemon Athletica, Inc.	2,161	368,509	7.34%
Coinbase Global, Inc., Class A	975	335,031	6.67%
International Paper Company (The)	8,201	316,872	6.31%
		$5,022,225	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1394) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	58,952	$407,360	7.12%
Advanced Micro Devices, Inc.	1,413	361,927	6.32%
General Motors Company	5,220	360,639	6.30%
Ford Motor Company	25,074	329,228	5.75%

See accompanying notes to financial statements.	CRM Funds
21

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Jabil, Inc.	1,475	$325,838	5.69%
Mettler-Toledo International, Inc.	228	323,356	5.65%
Cognizant Technology Solutions Corporation	4,399	320,620	5.60%
Target Corporation	3,348	310,439	5.43%
Williams-Sonoma, Inc.	1,581	307,235	5.37%
CDW Corporation	1,925	306,820	5.36%
Dollar General Corporation	3,101	305,990	5.35%
Sherwin-Williams Company (The)	887	305,930	5.35%
Teva Pharmaceutical Industries Ltd. - ADR	14,892	304,994	5.33%
Amgen, Inc.	1,011	301,811	5.27%
NetApp, Inc.	2,533	298,356	5.21%
Lululemon Athletica, Inc.	1,726	294,349	5.14%
Tapestry, Inc.	2,593	284,781	4.98%
Coinbase Global, Inc., Class A	795	273,436	4.78%
		$5,723,109	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1395) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	29,181	$201,640	3.54%
General Motors Company	2,675	184,810	3.24%
Caterpillar, Inc.	300	173,441	3.04%
Hubbell, Inc.	359	168,958	2.97%
Ford Motor Company	12,851	168,727	2.96%
United Parcel Service, Class B	1,749	168,654	2.96%
Advanced Micro Devices, Inc.	640	164,033	2.88%
NVIDIA Corporation	798	161,539	2.84%
Jabil, Inc.	730	161,355	2.83%
Mettler-Toledo International, Inc.	114	160,831	2.82%
Cognizant Technology Solutions Corporation	2,206	160,746	2.82%
Rockwell Automation, Inc.	433	159,641	2.80%
Emerson Electric Company	1,135	158,389	2.78%
PACCAR, Inc.	1,576	155,073	2.72%
Target Corporation	1,669	154,771	2.72%
Westinghouse Air Brake Technologies Corporation	756	154,624	2.71%
Sherwin-Williams Company (The)	447	154,159	2.71%
Williams-Sonoma, Inc.	789	153,415	2.69%
CDW Corporation	961	153,221	2.69%
Teva Pharmaceutical Industries Ltd. - ADR	7,465	152,881	2.68%

See accompanying notes to financial statements.	CRM Funds
22

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	512	$152,816	2.68%
Eaton Corporation PLC	400	152,812	2.68%
W. W. Grainger, Inc.	156	152,707	2.68%
Dollar General Corporation	1,537	151,634	2.66%
Cummins, Inc.	346	151,325	2.66%
General Dynamics Corporation	435	150,194	2.64%
Carrier Global Corporation	2,523	150,083	2.64%
Lululemon Athletica, Inc.	863	147,172	2.58%
NetApp, Inc.	1,238	145,862	2.56%
Tapestry, Inc.	1,292	141,837	2.49%
Cintas Corporation	759	139,073	2.44%
Automatic Data Processing, Inc.	519	135,088	2.37%
Boeing Company (The)	670	134,595	2.36%
Coinbase Global, Inc., Class A	390	133,923	2.35%
Motorola Solutions, Inc.	326	132,736	2.33%
Fastenal Company	3,173	130,559	2.29%
International Paper Company (The)	3,233	124,934	2.19%
		$5,698,258	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1396) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	3,889	$787,452	17.71%
Sherwin-Williams Company (The)	2,247	775,214	17.44%
Amgen, Inc.	2,535	756,479	17.02%
Lululemon Athletica, Inc.	4,317	736,183	16.56%
Tapestry, Inc.	6,599	724,722	16.30%
Coinbase Global, Inc., Class A	1,935	665,241	14.97%
		$4,445,291	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1397) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	2,855	$197,263	3.38%
Advanced Micro Devices, Inc.	735	188,346	3.23%

See accompanying notes to financial statements.	CRM Funds
23

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	322	$185,684	3.18%
United Parcel Service, Class B	1,907	183,873	3.15%
Ford Motor Company	13,850	181,856	3.12%
Hubbell, Inc.	387	181,843	3.12%
Jabil, Inc.	815	179,947	3.08%
Prologis, Inc.	1,421	176,305	3.02%
Mettler-Toledo International, Inc.	124	175,729	3.01%
Emerson Electric Company	1,254	175,039	3.00%
Cognizant Technology Solutions Corporation	2,402	175,038	3.00%
NVIDIA Corporation	863	174,712	2.99%
Rockwell Automation, Inc.	474	174,421	2.99%
Target Corporation	1,848	171,318	2.94%
Westinghouse Air Brake Technologies Corporation	827	169,127	2.90%
Cummins, Inc.	383	167,445	2.87%
PACCAR, Inc.	1,699	167,210	2.87%
CyberArk Software Ltd.	320	166,762	2.86%
Carrier Global Corporation	2,789	165,927	2.84%
Sherwin-Williams Company (The)	475	163,793	2.81%
Eaton Corporation PLC	428	163,377	2.80%
NetApp, Inc.	1,387	163,359	2.80%
W. W. Grainger, Inc.	167	163,277	2.80%
Amgen, Inc.	545	162,554	2.79%
Teva Pharmaceutical Industries Ltd. - ADR	7,890	161,584	2.77%
Lululemon Athletica, Inc.	943	160,892	2.76%
Pfizer, Inc.	6,377	157,204	2.69%
Guidewire Software, Inc.	661	154,399	2.65%
Cintas Corporation	841	154,090	2.64%
Coinbase Global, Inc., Class A	443	152,177	2.61%
Boeing Company (The)	750	150,752	2.58%
Extra Space Storage, Inc.	1,113	148,639	2.55%
Automatic Data Processing, Inc.	554	144,241	2.47%
Fastenal Company	3,452	142,051	2.44%
International Paper Company (The)	3,459	133,649	2.29%
		$5,833,883	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1398) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	1,713	$438,607	8.63%

See accompanying notes to financial statements.	CRM Funds
24

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Jabil, Inc.	1,854	$409,536	8.06%
Mettler-Toledo International, Inc.	288	408,570	8.04%
Cognizant Technology Solutions Corporation	5,587	407,157	8.01%
NVIDIA Corporation	1,968	398,507	7.84%
Target Corporation	4,243	393,450	7.74%
Waters Corporation	1,102	385,243	7.58%
Sherwin-Williams Company (The)	1,116	384,880	7.58%
Teva Pharmaceutical Industries Ltd. - ADR	18,512	379,136	7.46%
Amgen, Inc.	1,267	378,257	7.45%
Lululemon Athletica, Inc.	2,182	372,126	7.32%
Pfizer, Inc.	14,987	369,421	7.27%
Guidewire Software, Inc.	1,527	356,726	7.02%
		$5,081,616	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1399) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	2,907	$200,835	3.53%
Advanced Micro Devices, Inc.	762	195,096	3.43%
United Parcel Service, Class B	1,977	190,577	3.35%
Ford Motor Company	14,260	187,232	3.29%
NVIDIA Corporation	923	186,853	3.28%
Jabil, Inc.	828	182,939	3.21%
Hubbell, Inc.	389	182,673	3.21%
Caterpillar, Inc.	315	181,809	3.20%
Mettler-Toledo International, Inc.	127	180,566	3.17%
Cognizant Technology Solutions Corporation	2,470	179,981	3.16%
Emerson Electric Company	1,280	178,673	3.14%
Rockwell Automation, Inc.	483	177,886	3.13%
Cummins, Inc.	399	174,512	3.07%
Westinghouse Air Brake Technologies Corporation	848	173,281	3.05%
Target Corporation	1,867	173,149	3.04%
Carrier Global Corporation	2,889	171,877	3.02%
PACCAR, Inc.	1,747	171,874	3.02%
Canadian Imperial Bank of Commerce	2,065	171,167	3.01%
Sherwin-Williams Company (The)	496	170,919	3.00%
W. W. Grainger, Inc.	173	169,461	2.98%
Eaton Corporation PLC	444	169,327	2.98%
Teva Pharmaceutical Industries Ltd. - ADR	8,261	169,184	2.97%

See accompanying notes to financial statements.	CRM Funds
25

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	565	$168,716	2.97%
Lululemon Athletica, Inc.	982	167,512	2.94%
Pfizer, Inc.	6,775	167,008	2.93%
NetApp, Inc.	1,378	162,310	2.85%
Cintas Corporation	883	161,750	2.84%
Guidewire Software, Inc.	692	161,604	2.84%
Fastenal Company	3,886	159,909	2.81%
Tapestry, Inc.	1,429	156,925	2.76%
Boeing Company (The)	775	155,832	2.74%
Automatic Data Processing, Inc.	581	151,241	2.66%
International Paper Company (The)	3,560	137,543	2.42%
		$5,690,221	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1400) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	8,679	$599,644	11.39%
NVIDIA Corporation	2,790	564,869	10.73%
Ford Motor Company	42,658	560,098	10.64%
Sherwin-Williams Company (The)	1,508	520,066	9.87%
Teva Pharmaceutical Industries Ltd. - ADR	25,362	519,410	9.86%
Target Corporation	5,518	511,644	9.71%
Canadian Imperial Bank of Commerce	6,133	508,281	9.65%
Pfizer, Inc.	20,568	507,004	9.63%
Amgen, Inc.	1,687	503,529	9.56%
Tapestry, Inc.	4,299	472,122	8.96%
		$5,266,667	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1401) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	24,949	$172,395	3.01%
General Motors Company	2,471	170,746	2.98%
United Parcel Service, Class B	1,655	159,545	2.78%
Ford Motor Company	12,071	158,486	2.76%

See accompanying notes to financial statements.	CRM Funds
26

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	779	$157,826	2.75%
Cognizant Technology Solutions Corporation	2,164	157,747	2.75%
Hubbell, Inc.	330	155,316	2.71%
Apple, Inc.	573	154,834	2.70%
Advanced Micro Devices, Inc.	604	154,733	2.70%
Emerson Electric Company	1,099	153,450	2.68%
CyberArk Software Ltd.	291	151,727	2.65%
Caterpillar, Inc.	262	151,217	2.64%
Rockwell Automation, Inc.	407	149,990	2.61%
Westinghouse Air Brake Technologies Corporation	732	149,635	2.61%
Jabil, Inc.	676	149,241	2.60%
Carrier Global Corporation	2,497	148,550	2.59%
Teva Pharmaceutical Industries Ltd. - ADR	7,219	147,844	2.58%
General Dynamics Corporation	429	147,842	2.58%
Mettler-Toledo International, Inc.	104	147,615	2.57%
Coinbase Global, Inc., Class A	429	147,514	2.57%
Sherwin-Williams Company (The)	428	147,471	2.57%
Williams-Sonoma, Inc.	756	146,877	2.56%
Cummins, Inc.	335	146,740	2.56%
PACCAR, Inc.	1,489	146,533	2.55%
Target Corporation	1,573	145,877	2.54%
W. W. Grainger, Inc.	148	145,336	2.53%
Pfizer, Inc.	5,848	144,164	2.51%
Eaton Corporation PLC	377	143,960	2.51%
Amgen, Inc.	479	142,963	2.49%
Cintas Corporation	769	140,870	2.46%
NetApp, Inc.	1,187	139,785	2.44%
Fastenal Company	3,377	138,972	2.42%
Guidewire Software, Inc.	581	135,797	2.37%
Dollar General Corporation	1,364	134,587	2.35%
Boeing Company (The)	669	134,438	2.34%
Tapestry, Inc.	1,216	133,571	2.33%
Motorola Solutions, Inc.	324	131,822	2.30%
Automatic Data Processing, Inc.	506	131,663	2.30%
International Paper Company (The)	3,038	117,401	2.05%
		$5,735,080	100.00%

See accompanying notes to financial statements.	CRM Funds
27

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1402) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	28,024	$193,645	3.42%
General Motors Company	2,755	190,367	3.37%
United Parcel Service, Class B	1,862	179,491	3.17%
NVIDIA Corporation	878	177,775	3.14%
Hubbell, Inc.	378	177,593	3.14%
Cognizant Technology Solutions Corporation	2,434	177,410	3.14%
Ford Motor Company	13,495	177,186	3.13%
Advanced Micro Devices, Inc.	690	176,758	3.13%
Caterpillar, Inc.	305	176,171	3.11%
Emerson Electric Company	1,244	173,661	3.07%
Cummins, Inc.	391	170,954	3.02%
Teva Pharmaceutical Industries Ltd. - ADR	8,330	170,604	3.02%
Rockwell Automation, Inc.	463	170,435	3.01%
Carrier Global Corporation	2,862	170,274	3.01%
Jabil, Inc.	768	169,732	3.00%
Westinghouse Air Brake Technologies Corporation	829	169,383	2.99%
Mettler-Toledo International, Inc.	119	168,846	2.99%
Williams-Sonoma, Inc.	868	168,650	2.98%
Sherwin-Williams Company (The)	486	167,764	2.97%
PACCAR, Inc.	1,699	167,160	2.96%
W. W. Grainger, Inc.	168	164,901	2.92%
Eaton Corporation PLC	431	164,417	2.91%
Target Corporation	1,771	164,186	2.90%
Amgen, Inc.	538	160,653	2.84%
NetApp, Inc.	1,351	159,115	2.81%
Cintas Corporation	855	156,727	2.77%
Fastenal Company	3,788	155,894	2.76%
Guidewire Software, Inc.	658	153,851	2.72%
Boeing Company (The)	755	151,853	2.69%
Tapestry, Inc.	1,377	151,219	2.67%
Dollar General Corporation	1,521	150,087	2.65%
Automatic Data Processing, Inc.	572	148,865	2.63%
Motorola Solutions, Inc.	361	147,016	2.60%
International Paper Company (The)	3,453	133,438	2.36%
		$5,656,081	100.00%

See accompanying notes to financial statements.	CRM Funds
28

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1403) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	6,841	$472,654	8.90%
NVIDIA Corporation	2,173	439,910	8.29%
Ford Motor Company	33,093	434,512	8.18%
Teva Pharmaceutical Industries Ltd. - ADR	20,432	418,443	7.88%
Sherwin-Williams Company (The)	1,198	413,197	7.78%
Canadian Imperial Bank of Commerce	4,914	407,253	7.67%
Williams-Sonoma, Inc.	2,090	406,213	7.65%
Target Corporation	4,335	401,944	7.57%
Pfizer, Inc.	16,071	396,143	7.46%
Amgen, Inc.	1,308	390,376	7.35%
Johnson & Johnson	2,048	386,852	7.29%
Tapestry, Inc.	3,411	374,549	7.05%
Dollar General Corporation	3,728	367,784	6.93%
		$5,309,830	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1404) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	1,966	$398,195	7.38%
United Parcel Service, Class B	4,046	390,070	7.23%
Hubbell, Inc.	818	384,657	7.13%
Teva Pharmaceutical Industries Ltd. - ADR	18,760	384,202	7.12%
Emerson Electric Company	2,695	376,196	6.97%
Cummins, Inc.	852	373,049	6.91%
Rockwell Automation, Inc.	1,006	370,534	6.87%
Eaton Corporation PLC	954	363,977	6.74%
Waters Corporation	1,020	356,627	6.61%
Carrier Global Corporation	5,955	354,285	6.56%
Amgen, Inc.	1,183	353,044	6.54%
Fastenal Company	8,224	338,404	6.27%
Lululemon Athletica, Inc.	1,964	334,940	6.21%
Boeing Company (The)	1,640	329,620	6.11%
International Paper Company (The)	7,472	288,706	5.35%
		$5,396,506	100.00%

See accompanying notes to financial statements.	CRM Funds
29

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1405) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	40,060	$276,813	5.03%
NVIDIA Corporation	1,233	249,722	4.54%
Advanced Micro Devices, Inc.	966	247,333	4.49%
Jabil, Inc.	1,119	247,098	4.49%
Teva Pharmaceutical Industries Ltd. - ADR	11,720	240,029	4.36%
Coinbase Global, Inc., Class A	694	238,607	4.33%
Cognizant Technology Solutions Corporation	3,253	237,049	4.31%
Ford Motor Company	17,887	234,852	4.27%
Williams-Sonoma, Inc.	1,183	229,841	4.17%
Sherwin-Williams Company (The)	666	229,745	4.17%
General Motors Company	3,303	228,211	4.14%
Mettler-Toledo International, Inc.	161	227,940	4.14%
Canadian Imperial Bank of Commerce	2,741	227,156	4.13%
CDW Corporation	1,422	226,611	4.12%
NetApp, Inc.	1,904	224,274	4.07%
Amgen, Inc.	751	224,172	4.07%
Waters Corporation	638	222,925	4.05%
Pfizer, Inc.	8,994	221,702	4.03%
Target Corporation	2,365	219,257	3.98%
Johnson & Johnson	1,152	217,641	3.95%
Lululemon Athletica, Inc.	1,247	212,667	3.86%
Tapestry, Inc.	1,928	211,709	3.85%
Guidewire Software, Inc.	888	207,575	3.77%
Motorola Solutions, Inc.	498	202,355	3.68%
		$5,505,284	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1406) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	2,569	$520,236	9.91%
Teva Pharmaceutical Industries Ltd. - ADR	24,606	503,928	9.60%
Ford Motor Company	37,926	497,965	9.49%
Sherwin-Williams Company (The)	1,411	486,611	9.27%
General Motors Company	7,001	483,686	9.22%

See accompanying notes to financial statements.	CRM Funds
30

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	1,598	$476,856	9.08%
Pfizer, Inc.	18,971	467,624	8.91%
Waters Corporation	1,316	460,004	8.76%
Johnson & Johnson	2,432	459,250	8.75%
Tapestry, Inc.	4,073	447,312	8.52%
Lululemon Athletica, Inc.	2,614	445,735	8.49%
		$5,249,207	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1407) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Cardinal Health, Inc.	802	$153,020	2.66%
United Parcel Service, Class B	1,489	143,552	2.50%
Caterpillar, Inc.	248	143,401	2.50%
Nokia Corporation, Class A	20,612	142,428	2.48%
NVIDIA Corporation	697	141,169	2.46%
Hubbell, Inc.	299	140,500	2.45%
Teva Pharmaceutical Industries Ltd. - ADR	6,852	140,339	2.44%
Cognizant Technology Solutions Corporation	1,914	139,461	2.43%
Emerson Electric Company	979	136,598	2.38%
Jabil, Inc.	611	135,020	2.35%
Cummins, Inc.	308	134,855	2.35%
Westinghouse Air Brake Technologies Corporation	657	134,329	2.34%
Rockwell Automation, Inc.	364	134,182	2.34%
Sherwin-Williams Company (The)	389	134,108	2.33%
Carrier Global Corporation	2,245	133,559	2.32%
Williams-Sonoma, Inc.	687	133,460	2.32%
Amgen, Inc.	445	132,823	2.31%
Eaton Corporation PLC	345	131,673	2.29%
Advanced Micro Devices, Inc.	513	131,497	2.29%
McKesson Corporation	162	131,421	2.29%
W. W. Grainger, Inc.	134	131,274	2.28%
NetApp, Inc.	1,113	131,124	2.28%
CDW Corporation	821	130,848	2.28%
Pfizer, Inc.	5,245	129,278	2.25%
Johnson & Johnson	682	128,811	2.24%
General Motors Company	1,864	128,792	2.24%
Mettler-Toledo International, Inc.	91	128,222	2.23%
AT&T, Inc.	5,165	127,840	2.22%

See accompanying notes to financial statements.	CRM Funds
31

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Target Corporation	1,378	$127,733	2.22%
General Dynamics Corporation	370	127,681	2.22%
PACCAR, Inc.	1,297	127,611	2.22%
Waters Corporation	361	126,278	2.20%
Coinbase Global, Inc., Class A	366	125,942	2.19%
Cintas Corporation	680	124,710	2.17%
Fastenal Company	3,029	124,645	2.17%
Hilton Worldwide Holdings, Inc.	485	124,612	2.17%
Tapestry, Inc.	1,132	124,319	2.16%
Lululemon Athletica, Inc.	729	124,294	2.16%
Ford Motor Company	9,383	123,193	2.14%
Guidewire Software, Inc.	518	121,095	2.11%
Automatic Data Processing, Inc.	462	120,314	2.09%
Motorola Solutions, Inc.	296	120,309	2.09%
Boeing Company (The)	587	117,928	2.05%
International Paper Company (The)	2,657	102,672	1.79%
		$5,746,920	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1408) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	2,018	$303,087	5.30%
Nokia Corporation, Class A	40,187	277,692	4.86%
Cognizant Technology Solutions Corporation	3,756	273,730	4.79%
United Therapeutics Corporation	607	270,395	4.73%
NVIDIA Corporation	1,335	270,271	4.73%
Jabil, Inc.	1,210	267,277	4.68%
Teva Pharmaceutical Industries Ltd. - ADR	13,034	266,928	4.67%
Emerson Electric Company	1,901	265,302	4.64%
Old Dominion Freight Line, Inc.	1,869	262,486	4.59%
Amgen, Inc.	878	261,971	4.58%
Carrier Global Corporation	4,385	260,851	4.56%
NetApp, Inc.	2,181	256,876	4.49%
Eaton Corporation PLC	673	256,814	4.49%
Mettler-Toledo International, Inc.	180	254,973	4.46%
Pfizer, Inc.	10,318	254,351	4.45%
Waters Corporation	727	254,027	4.45%
Johnson & Johnson	1,343	253,668	4.44%
Advanced Micro Devices, Inc.	984	252,095	4.41%

See accompanying notes to financial statements.	CRM Funds
32

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Coinbase Global, Inc., Class A	707	$243,107	4.25%
Lululemon Athletica, Inc.	1,409	240,300	4.20%
Guidewire Software, Inc.	1,010	235,984	4.13%
Motorola Solutions, Inc.	576	234,128	4.10%
		$5,716,313	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1409) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
United Therapeutics Corporation	2,090	$931,034	20.84%
Teva Pharmaceutical Industries Ltd. - ADR	43,890	898,863	20.12%
Amgen, Inc.	2,972	886,984	19.85%
Waters Corporation	2,509	877,299	19.64%
Pfizer, Inc.	35,434	873,455	19.55%
		$4,467,635	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1410) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Waters Corporation	2,513	$878,608	20.26%
Pfizer, Inc.	35,537	875,995	20.20%
Teva Pharmaceutical Industries Ltd. - ADR	42,669	873,869	20.15%
Lululemon Athletica, Inc.	5,069	864,419	19.93%
NVIDIA Corporation	4,169	844,232	19.46%
		$4,337,123	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1411) Index total return swap with Morgan Stanley Bank as of October 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	1,885	$283,099	4.89%
Coinbase Global, Inc., Class A	792	272,433	4.70%

See accompanying notes to financial statements.	CRM Funds
33

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Concluded) October 31, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Mettler-Toledo International, Inc.	189	$267,758	4.62%
Old Dominion Freight Line, Inc.	1,897	266,345	4.60%
Teva Pharmaceutical Industries Ltd. - ADR	12,997	266,181	4.60%
Amgen, Inc.	892	266,065	4.59%
Waters Corporation	759	265,419	4.58%
NetApp, Inc.	2,253	265,310	4.58%
CDW Corporation	1,660	264,599	4.57%
Lululemon Athletica, Inc.	1,549	264,237	4.56%
Pfizer, Inc.	10,718	264,191	4.56%
Cognizant Technology Solutions Corporation	3,606	262,820	4.54%
Advanced Micro Devices, Inc.	1,022	261,640	4.52%
Cardinal Health, Inc.	1,371	261,607	4.52%
Tractor Supply Company	4,810	260,284	4.49%
Johnson & Johnson	1,377	260,084	4.49%
NVIDIA Corporation	1,283	259,819	4.49%
Jabil, Inc.	1,175	259,650	4.48%
Guidewire Software, Inc.	1,101	257,271	4.44%
United Therapeutics Corporation	574	255,683	4.41%
Williams-Sonoma, Inc.	1,313	255,159	4.41%
Nokia Corporation, Class A	36,512	252,299	4.36%
		$5,791,953	100.00%

See accompanying notes to financial statements.	CRM Funds
34

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES October 31, 2025

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$57,646,088	$114,940,000	$224,865,070
Net unrealized appreciation	7,499,075	17,390,233	45,251,548
Total investments in securities, at value[1]	65,145,163	132,330,233	270,116,618
Dividends and interest receivable	18,924	9,839	16,530
Receivable for fund shares sold	427	54,930	30,811
Receivable for securities lending income	549	388	372
Other assets	14,140	45,733	39,854
Total Assets	65,179,203	132,441,123	270,204,185

LIABILITIES:
Obligation to return securities lending collateral	317,377	911,812	2,053,694
Payable for fund shares redeemed	3,926	160,570	1,896,725
Payable for securities purchased	367,971	449,944	—
Accrued advisory fee	35,141	79,824	140,545
Other accrued expenses	42,741	78,149	176,212
Total Liabilities	767,156	1,680,299	4,267,176
NET ASSETS	$64,412,047	$130,760,824	$265,937,009
COMPONENTS OF NET ASSETS
Paid in capital	$51,940,266	$109,732,060	$209,185,284
Total distributable earnings	$12,471,781	21,028,764	56,751,725
NET ASSETS	$64,412,047	$130,760,824	$265,937,009
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$24,764,673	$12,441,819	$121,813,510
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	1,854,927	1,162,121	5,468,793
Net asset value, offering and redemption price per share	$13.35	$10.71	$22.27
INSTITUTIONAL CLASS SHARES
Net assets	$39,647,374	$118,319,005	$144,123,499
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,318,125	10,477,019	6,052,439
Net asset value, offering and redemption price per share	$17.10	$11.29	$23.81

[1] Includes securities loaned of:	$307,914	$900,267	$1,992,059

See accompanying notes to financial statements.	CRM Funds
35

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES October 31, 2025

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$19,691,678	$388,367,560
Net unrealized appreciation	3,593,033	24,097,372
Total investments in securities, at value[1]	23,284,711	412,464,932
Cash pledged with broker for securities sold short	—	44,419,691
Unrealized appreciation on swap agreements	—	2,529,263
Receivable for securities sold	—	5,652,602
Receivable for fund shares sold	—	487,971
Dividends and interest receivable	1,486	242,258
Receivable for securities lending income	116	—
Other assets	29,667	68,947
Total Assets	23,315,980	465,865,664

LIABILITIES:
Obligation to return securities lending collateral	75,967	—
Cash received from broker for swap agreements	—	586,163
Due to Broker - Short Sales		1,280,160
Securities sold short, at value (proceeds $0 and $56,681,026, respectively)	—	54,785,432
Payable for fund shares redeemed	—	165,339
Payable for securities purchased	—	1,030,557
Unrealized depreciation on swap agreements	—	3,736,201
Payable for dividends on securities sold short	—	37,024
Accrued advisory fee	3,736	478,352
Other accrued expenses	16,538	104,368
Total Liabilities	96,241	62,203,596
NET ASSETS	$23,219,739	$403,662,068
COMPONENTS OF NET ASSETS
Paid in capital	$17,857,373	$400,974,582
Total distributable earnings	5,362,366	2,687,486
NET ASSETS	$23,219,739	$403,662,068
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$6,914,773
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	953,203
Net asset value, offering and redemption price per share	$7.25
INSTITUTIONAL CLASS SHARES
Net assets	$16,304,966	$403,662,068
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,154,236	32,517,277
Net asset value, offering and redemption price per share	$7.57	$12.41

[1] Includes securities loaned of:	$73,508	$—

See accompanying notes to financial statements.	CRM Funds
36

CRM FUNDS STATEMENTS OF OPERATIONS

	CRM Small Cap Value Fund
	For the Period* Ended October 31, 2025	For the Year Ended June 30, 2025
INVESTMENT INCOME:
Dividends and interest	$369,383	$1,473,780
Net securities lending income	941	879
Foreign tax withheld	—	—
Total investment income	370,324	1,474,659

EXPENSES:
Investment advisory fees	167,587	575,920
Sub-Transfer agent fees - Institutional Shares	2,295	35,171
Shareholder Services - Investor Shares	21,711	70,876
Registration fees	11,184	36,335
Administration and accounting fees	8,742	44,301
Transfer agent fees	7,768	22,983
Custody fees	5,000	14,999
Audit and tax fees	8,260	13,238
Insurance fees	5,038	13,874
Trustee fees and expenses	4,085	13,141
Legal fees	7,164	11,611
Shareholder reports	3,408	7,069
Reflow fees and expenses	1,423	5,593
Other expenses	7,320	25,765
Total expenses	260,985	890,876
NET INVESTMENT INCOME	109,339	583,783

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	843,606	9,165,934
Redemptions in kind	776,071	1,560,369
Foreign currency transactions	—	—
Net realized gain	1,619,677	10,726,303
Net change in unrealized appreciation (depreciation) on:
Investments	708,671	(8,323,453)
Foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation)	708,671	(8,323,453)
Net realized and unrealized gain on investments and foreign currency	2,328,348	2,402,850
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,437,687	$2,986,633

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
37

CRM FUNDS STATEMENTS OF OPERATIONS

	CRM Small/Mid Cap Value Fund
	For the Period* Ended October 31, 2025	For the Year Ended June 30, 2025
INVESTMENT INCOME:
Dividends and interest	$558,448	$2,487,415
Net securities lending income	786	897
Foreign tax withheld	—	—
Total investment income	559,234	2,488,312

EXPENSES:
Investment advisory fees	336,979	1,225,464
Sub-Transfer agent fees - Institutional Shares	19,402	126,115
Shareholder Services - Investor Shares	11,712	48,191
Registration fees	12,058	28,970
Administration and accounting fees	17,146	75,493
Transfer agent fees	17,842	57,473
Custody fees	5,000	15,104
Audit and tax fees	10,437	18,506
Insurance fees	9,734	30,686
Trustee fees and expenses	6,347	27,366
Legal fees	7,774	24,240
Shareholder reports	6,557	14,949
Reflow fees and expenses	5,667	29,497
Other expenses	1,787	51,347
Total expenses	468,442	1,773,401
NET INVESTMENT INCOME	90,792	714,911

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	5,493,965	9,368,256
Redemptions in kind	4,064,741	9,260,083
Foreign currency transactions	—	—
Net realized gain	9,558,706	18,628,339
Net change in unrealized appreciation (depreciation) on:
Investments	166,707	(17,037,495)
Foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation)	166,707	(17,037,495)
Net realized and unrealized gain on investments and foreign currency	9,725,413	1,590,844
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,816,205	$2,305,755

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
38

CRM FUNDS STATEMENTS OF OPERATIONS

	CRM Mid Cap Value Fund
	For the Period* Ended October 31, 2025	For the Year Ended June 30, 2025
INVESTMENT INCOME:
Dividends and interest	$1,088,156	$4,835,110
Net securities lending income	990	2,013
Foreign tax withheld	(1,948)	(9,302)
Total investment income	1,087,198	4,827,821

EXPENSES:
Investment advisory fees	749,328	2,586,412
Sub-Transfer agent fees - Institutional Shares	31,091	189,600
Shareholder Services - Investor Shares	106,869	343,863
Registration fees	13,475	50,443
Administration and accounting fees	36,903	140,670
Transfer agent fees	30,406	77,197
Custody fees	5,000	14,999
Audit and tax fees	15,865	29,532
Insurance fees	23,318	67,915
Trustee fees and expenses	11,437	59,936
Legal fees	10,182	53,057
Shareholder reports	14,632	32,044
Reflow fees and expenses	38,639	94,983
Other expenses	11,843	68,922
Total expenses	1,098,988	3,809,573
NET INVESTMENT INCOME	(11,790)	1,018,248

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,623,974	27,441,120
Redemptions in kind	18,325,186	30,038,870
Foreign currency transactions	(101)	(266)
Net realized gain	20,949,059	57,479,724
Net change in unrealized appreciation (depreciation) on:
Investments	(249,748)	(46,861,672)
Foreign currency transactions	(288)	128
Net change in unrealized appreciation (depreciation)	(250,036)	(46,861,544)
Net realized and unrealized gain on investments and foreign currency	20,699,023	10,618,180
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,687,233	$11,636,428

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
39

CRM FUNDS STATEMENTS OF OPERATIONS

	CRM All Cap Value Fund
	For the Period* Ended October 31, 2025	For the Year Ended June 30, 2025
INVESTMENT INCOME:
Dividends and interest	$85,558	$346,706
Net securities lending income	180	1,363
Foreign tax withheld	(148)	(627)
Total investment income	85,590	347,442

EXPENSES:
Investment advisory fees	56,274	165,266
Sub-Transfer agent fees - Institutional Shares	—	2,057
Shareholder Services - Investor Shares	5,736	16,645
Registration fees	10,430	33,018
Administration and accounting fees	3,467	25,259
Custody fees	5,000	14,999
Transfer agent fees	3,983	13,909
Audit and tax fees	6,878	9,990
Trustee fees and expenses	2,636	4,190
Insurance fees	1,557	4,213
Legal fees	6,468	3,485
Shareholder reports	1,405	2,740
Reflow fees and expenses	1,379	—
Other expenses	9,277	14,992
Total expenses	114,490	310,763
Expenses waived	(12,277)	(10,390)
Net expenses	102,213	300,373
NET INVESTMENT INCOME (LOSS)	(16,623)	47,069

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	469,318	3,086,921
In-kind transactions	466,792	—
Foreign currency transactions	(110)	(91)
Net realized gain	936,000	3,086,830
Net change in unrealized appreciation (depreciation) on:
Investments	1,325,111	(2,213,372)
Foreign currency transactions	(5)	5
Net change in unrealized appreciation (depreciation)	1,325,106	(2,213,367)
Net realized and unrealized gain (loss) on investments and foreign currency	2,261,106	873,463
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,244,483	$920,532

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
40

CRM FUNDS STATEMENTS OF OPERATIONS

	CRM Long/Short Opportunities Fund
	For the Period* Ended October 31, 2025	For the Year Ended June 30, 2025
INVESTMENT INCOME:
Dividends and interest	$1,572,858	$5,990,025
Foreign tax withheld	—	(8,701)
Total investment income	1,572,858	5,981,324

EXPENSES:
Investment advisory fees	1,509,995	3,930,220
Dividend expense on securities sold short	159,964	644,553
Sub-Transfer agent fees - Institutional Shares	26,731	148,910
Registration fees	8,587	30,609
Administration and accounting fees	37,539	118,592
Custody fees	6,524	18,549
Transfer agent fees	26,829	56,364
Audit and tax fees	16,562	26,732
Trustee fees and expenses	12,611	39,241
Insurance fees	12,786	37,580
Legal fees	12,277	36,600
Shareholder reports	22,529	22,273
Reflow fees and expenses	9,830	30,307
Other expenses	12,380	97,713
Total expenses	1,875,144	5,238,243
Expenses waived	(97,735)	(396,482)
Net expenses	1,777,409	4,841,761
NET INVESTMENT INCOME (LOSS)	(204,551)	1,139,563

See accompanying notes to financial statements.	CRM Funds
41

CRM FUNDS STATEMENTS OF OPERATIONS

	CRM Long/Short Opportunities Fund
	For the Period* Ended October 31, 2025	For the Year Ended June 30, 2025
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	14,494,275	(802,758)
In-kind transactions	2,558,198	9,117,988
Securities sold short	(3,942,503)	(8,145,912)
Swap agreements	(7,852,769)	1,123,292
Purchased Options	(1,052,187)	(880,852)
Foreign currency transactions	(28,644)	(28,452)
Net realized gain	4,176,370	383,306
Net change in unrealized appreciation (depreciation) on:
Investments	1,532,385	(7,724,507)
Securities sold short	1,882,033	2,138,852
Swap agreements	63,682	(3,628,552)
Foreign currency transactions	47,972	(26,937)
Net change in unrealized appreciation (depreciation)	3,526,072	(9,241,144)
Net realized and unrealized gain (loss) on investments, derivatives and foreign currency	7,702,442	(8,857,838)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,497,891	$(7,718,275)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
42

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Period* Ended October 31, 2025	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$65,087,390	$75,275,015	$77,425,561

OPERATIONS
Net investment income	109,339	583,783	403,786
Net realized gain from investments	1,619,677	10,726,303	3,784,811
Net change in unrealized appreciation (depreciation) on investments	708,671	(8,323,453)	5,091,061
Net increase in net assets resulting from operations	2,437,687	2,986,633	9,279,658

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(2,783,445)	(1,207,084)
Institutional Class	—	(4,144,665)	(1,757,607)
Total distributions to shareholders	—	(6,928,110)	(2,964,691)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	16,326	519,097	121,454
Sale of shares - Institutional Shares	1,343,361	11,681,282	3,450,999
Reinvestment of distributions - Investor Class	—	2,640,950	1,113,318
Reinvestment of distributions - Institutional Class	—	3,741,091	1,492,966
Redemption of shares - Investor Class	(2,091,181)	(4,060,577)	(3,867,972)
Redemption of shares - Institutional Class	(2,381,536)	(20,767,991)	(10,776,278)
Net decrease from capital share transactions	(3,113,030)	(6,246,148)	(8,465,513)
Total decrease in net assets	(675,343)	(10,187,625)	(2,150,546)

NET ASSETS - END OF YEAR/PERIOD	$64,412,047	$65,087,390	$75,275,015

SHARE ACTIVITY
Investor Class:
Sold	1,229	35,582	9,523
Issued on reinvestment of distributions	—	180,270	92,010
Redeemed	(158,473)	(291,527)	(307,693)
Net decrease	(157,244)	(75,675)	(206,160)

Institutional Class:
Sold	80,687	673,798	219,901
Issued on reinvestment of distributions	—	199,631	98,416
Redeemed	(139,405)	(1,277,590)	(677,114)
Net decrease	(58,718)	(404,161)	(358,797)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
43

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Period* Ended October 31, 2025	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$129,426,608	$169,225,405	$220,259,152

OPERATIONS
Net investment income	90,792	714,911	753,579
Net realized gain from investments	9,558,706	18,628,339	17,323,035
Net change in unrealized appreciation (depreciation) on investments	166,707	(17,037,495)	(977,558)
Net increase in net assets resulting from operations	9,816,205	2,305,755	17,099,056

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(2,824,850)	(143,572)
Institutional Class	—	(20,411,789)	(1,453,671)
Total distributions to shareholders	—	(23,236,639)	(1,597,243)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	371,997	1,984,198	2,634,374
Sale of shares - Institutional Shares	17,816,849	95,296,464	33,249,945
Reinvestment of distributions - Investor Class	—	2,817,963	133,292
Reinvestment of distributions - Institutional Class	—	10,733,537	1,094,832
Redemption of shares - Investor Class	(2,658,150)	(10,749,657)	(5,927,585)
Redemption of shares - Institutional Class	(24,012,685)	(118,950,418)	(97,720,418)
Net decrease from capital share transactions	(8,481,989)	(18,867,913)	(66,535,560)
Total increase (decrease) in net assets	1,334,216	(39,798,797)	(51,033,747)

NET ASSETS - END OF YEAR/PERIOD	$130,760,824	$129,426,608	$169,225,405

SHARE ACTIVITY
Investor Class:
Sold	36,032	172,195	258,534
Issued on reinvestment of distributions	—	249,377	13,315
Redeemed	(252,923)	(1,000,723)	(570,128)
Net decrease	(216,891)	(579,151)	(298,279)

Institutional Class:
Sold	1,608,216	8,888,580	3,033,696
Issued on reinvestment of distributions	—	901,978	104,569
Redeemed	(2,175,858)	(11,568,089)	(8,786,863)
Net decrease	(567,642)	(1,777,531)	(5,648,598)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
44

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Period* Ended October 31, 2025	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$304,560,728	$372,057,285	$412,887,936

OPERATIONS
Net investment income	(11,790)	1,018,248	1,138,182
Net realized gain from investments	20,949,059	57,479,724	36,075,123
Net change in unrealized depreciation on investments and foreign currency	(250,036)	(46,861,544)	(1,271,028)
Net increase in net assets resulting from operations	20,687,233	11,636,428	35,942,277

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(13,168,546)	(9,626,587)
Institutional Class	—	(19,426,962)	(13,465,463)
Total distributions to shareholders	—	(32,595,508)	(23,092,050)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,770,088	7,020,092	7,386,528
Sale of shares - Institutional Shares	33,141,838	103,227,504	30,246,143
Reinvestment of distributions - Investor Class	—	12,937,451	9,467,390
Reinvestment of distributions - Institutional Class	—	18,242,262	12,666,657
Redemption of shares - Investor Class	(11,477,138)	(33,874,305)	(35,327,304)
Redemption of shares - Institutional Class	(82,745,740)	(154,090,481)	(78,120,292)
Net decrease from capital share transactions	(59,310,952)	(46,537,477)	(53,680,878)
Total decrease in net assets	(38,623,719)	(67,496,557)	(40,830,651)

NET ASSETS - END OF YEAR/PERIOD	$265,937,009	$304,560,728	$372,057,285

SHARE ACTIVITY
Investor Class:
Sold	81,241	326,421	340,185
Issued on reinvestment of distributions	—	576,278	464,543
Redeemed	(519,240)	(1,526,528)	(1,627,828)
Net decrease	(437,999)	(623,829)	(823,100)

Institutional Class:
Sold	1,403,386	4,714,989	1,315,903
Issued on reinvestment of distributions	—	761,363	585,606
Redeemed	(3,491,874)	(6,804,763)	(3,438,272)
Net decrease	(2,088,488)	(1,328,411)	(1,536,763)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
45

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Period* Ended October 31, 2025	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$22,955,782	$23,338,121	$23,668,129

OPERATIONS
Net investment income (loss)	(16,623)	47,069	62,998
Net realized gain from investments	936,000	3,086,830	1,727,201
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,325,106	(2,213,367)	1,079,275
Net increase in net assets resulting from operations	2,244,483	920,532	2,869,474

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(671,820)	(122,654)
Institutional Class	—	(1,725,521)	(343,247)
Total distributions to shareholders	—	(2,397,341)	(465,901)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	5,770	86,016	114,223
Sale of shares - Institutional Shares	1,900,687	505,968	444,553
Reinvestment of distributions - Investor Class	—	671,093	117,823
Reinvestment of distributions - Institutional Class	—	1,621,462	325,532
Redemption of shares - Investor Class	(214,301)	(623,958)	(1,710,121)
Redemption of shares - Institutional Class	(3,672,682)	(1,166,111)	(2,025,591)
Net increase (decrease) from capital share transactions	(1,980,526)	1,094,470	(2,733,581)
Total increase (decrease) in net assets	263,957	(382,339)	(330,008)

NET ASSETS - END OF YEAR/PERIOD	$23,219,739	$22,955,782	$23,338,121

SHARE ACTIVITY
Investor Class:
Sold	823	12,307	16,865
Issued on reinvestment of distributions	—	94,122	19,065
Redeemed	(29,806)	(83,827)	(276,638)
Net increase (decrease)	(28,983)	22,602	(240,708)

Institutional Class:
Sold	252,734	66,980	67,776
Issued on reinvestment of distributions	—	218,525	50,865
Redeemed	(489,670)	(161,288)	(296,821)
Net increase (decrease)	(236,936)	124,217	(178,180)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
46

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Long/Short Opportunities Fund
	Period* Ended October 31, 2025	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$244,727,924	$195,995,806	$255,340,562

OPERATIONS
Net investment income (loss)	(204,551)	1,139,563	1,362,007
Net realized gain from investments and foreign currency	4,176,370	383,306	21,663,471
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currency	3,526,072	(9,241,144)	(11,361,034)
Net increase (decrease) in net assets resulting from operations	7,497,891	(7,718,275)	11,664,444

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	—	(22,641,710)	(3,644,212)
Return of Capital	—	(752,253)	—
Total distributions to shareholders	—	(23,393,963)	(3,644,212)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Institutional Shares	174,926,979	351,286,172	62,470,181
Reinvestment of distributions - Institutional Class	—	23,368,461	3,635,291
Redemption of shares - Institutional Class	(23,490,726)	(294,810,277)	(133,470,460)
Net increase (decrease) from capital share transactions	151,436,253	79,844,356	(67,364,988)
Total increase (decrease) in net assets	158,934,144	48,732,118	(59,344,756)

NET ASSETS - END OF YEAR/PERIOD	$403,662,068	$244,727,924	$195,995,806

SHARE ACTIVITY
Institutional Class:
Sold	14,098,493	27,875,006	4,926,945
Issued on reinvestment of distributions	—	1,790,687	315,016
Redeemed	(1,925,053)	(24,372,862)	(11,271,054)
Net increase (decrease)	12,173,440	5,292,831	(6,029,093)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
47

CRM FUNDS FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$12.88	$13.50	$12.49	$11.40	$17.35	$11.22

Net investment income[2]	0.01	0.09	0.05	0.14	— [3]	0.04
Net realized and unrealized gain (loss) on investments	0.46	0.71	1.53	1.24	(2.26)	6.16
Total from investment operations	0.47	0.80	1.58	1.38	(2.26)	6.20
Distributions to shareholders:
From net investment income	—	(0.04)	(0.23)	(0.06)	(0.01)	(0.07)
From net realized gain on investments	—	(1.38)	(0.34)	(0.23)	(3.68)	—
Total distributions to shareholders	—	(1.42)	(0.57)	(0.29)	(3.69)	(0.07)
Net Asset Value - End of Year/Period	$13.35	$12.88	$13.50	$12.49	$11.40	$17.35
Total return	3.65%	4.65%	13.17%	12.09%	(15.73)%	55.36%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.31%	1.27%	1.26%	1.21%	1.16%	1.15%
Net investment income	0.35%	0.65%	0.43%	1.11%	0.01%	0.30%
Portfolio turnover rate	38%	105%	77%	54%	54%	63%
Net Assets at end of year/period (000’s omitted)	$24,765	$25,910	$28,177	$28,660	$28,325	$38,548

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
48

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund - Institutional Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$16.48	$16.94	$15.53	$14.10	$20.55	$13.28
Investment operations:
Net investment income[2]	0.04	0.14	0.10	0.19	0.03	0.09
Net realized and unrealized gain (loss) on investments	0.58	0.85	1.90	1.55	(2.75)	7.28
Total from investment operations	0.62	0.99	2.00	1.74	(2.72)	7.37
Distributions to shareholders:
From net investment income	—	(0.07)	(0.25)	(0.08)	(0.05)	(0.10)
From net realized gain on investments	—	(1.38)	(0.34)	(0.23)	(3.68)	—
Total distributions to shareholders	—	(1.45)	(0.59)	(0.31)	(3.73)	(0.10)
Net Asset Value - End of Year/Period	$17.10	$16.48	$16.94	$15.53	$14.10	$20.55
Total return	3.76%	4.79%	13.36%	12.33%	(15.53)%	55.68%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.08%	1.09%	1.07%	1.01%	0.93%	0.91%
Net investment income	0.58%	0.82%	0.61%	1.27%	0.18%	0.54%
Portfolio turnover rate	38%	105%	77%	54%	54%	63%
Net Assets at end of year/period (000’s omitted)	$39,647	$39,177	$47,098	$48,766	$90,451	$299,170

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
49

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund - Investor Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$9.94	$11.00	$10.20	$9.94	$15.37	$9.71
Investment operations:
Net investment income[2]	— [3]	0.03	0.03	0.10	0.10	0.11
Net realized and unrealized gain (loss) on investments	0.77	0.55	0.84	0.79	(1.39)	6.29
Total from investment operations	0.77	0.58	0.87	0.89	(1.29)	6.40
Distributions to shareholders:
From net investment income	—	(0.04)	(0.07)	(0.06)	(0.17)	(0.03)
From net realized gain on investments	—	(1.60)	— [3]	(0.57)	(3.97)	(0.71)
Total distributions to shareholders	—	(1.64)	(0.07)	(0.63)	(4.14)	(0.74)
Net Asset Value - End of Year/Period	$10.71	$9.94	$11.00	$10.20	$9.94	$15.37
Total return	7.75%	3.41%	8.57%	9.07%	(11.92)%	67.80%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.22%	1.23%	1.21%	1.18%	1.18%	1.15%
Net investment income	0.02%	0.27%	0.24%	1.02%	0.82%	0.83%
Portfolio turnover rate	46%	146%	72%	42%	34%	59%
Net Assets at end of year/period (000’s omitted)	$12,442	$13,706	$21,541	$23,018	$20,914	$26,464

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
50

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund - Institutional Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$10.48	$11.52	$10.68	$10.38	$15.87	$10.00
Investment operations:
Net investment income[2]	0.01	0.05	0.04	0.13	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.80	0.56	0.89	0.82	(1.46)	6.50
Total from investment operations	0.81	0.61	0.93	0.95	(1.33)	6.63
Distributions to shareholders:
From net investment income	—	(0.05)	(0.09)	(0.08)	(0.19)	(0.05)
From net realized gain on investments	—	(1.60)	— [3]	(0.57)	(3.97)	(0.71)
Total distributions to shareholders	—	(1.65)	(0.09)	(0.65)	(4.16)	(0.76)
Net Asset Value - End of Year/Period	$11.29	$10.48	$11.52	$10.68	$10.38	$15.87
Total return	7.73%	3.58%	8.75%	9.28%	(11.78)%	68.26%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.02%	1.06%	1.05%	1.01%	1.00%	0.93%
Net investment income	0.22%	0.46%	0.39%	1.21%	0.98%	0.99%
Portfolio turnover rate	46%	146%	72%	42%	34%	59%
Net Assets at end of year/period (000’s omitted)	$118,319	$115,720	$147,684	$197,242	$119,384	$286,762

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
51

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund - Investor Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$20.85	$22.43	$21.73	$21.43	$27.71	$18.34
Investment operations:
Net investment income (loss)[2]	(0.01)	0.04	0.04	0.25	0.27	0.15
Net realized and unrealized gain (loss) on investments	1.43	0.56	2.05	1.00	(1.57)	9.67
Total from investment operations	1.42	0.60	2.09	1.25	(1.30)	9.82
Distributions to shareholders:
From net investment income	—	(0.02)	(0.24)	(0.26)	(0.26)	(0.09)
From net realized gain on investments	—	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)
Total distributions to shareholders	—	(2.18)	(1.39)	(0.95)	(4.98)	(0.45)
Net Asset Value - End of Year/Period	$22.27	$20.85	$22.43	$21.73	$21.43	$27.71
Total return	6.81%	1.97%	10.27%	5.78%	(6.68)%	54.09%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.22%	1.20%	1.16%	1.15%	1.14%	1.15%
Net investment income (loss)	(0.13)%	0.20%	0.19%	1.16%	1.06%	0.66%
Portfolio turnover rate	27%	88%	47%	43%	23%	63%
Net Assets at end of year/period (000’s omitted)	$121,814	$123,186	$146,457	$159,797	$164,743	$187,541

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
52

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund - Institutional Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$22.28	$23.82	$23.00	$22.62	$29.00	$19.17
Investment operations:
Net investment income[2]	0.01	0.08	0.08	0.31	0.33	0.20
Net realized and unrealized gain (loss) on investments	1.52	0.60	2.16	1.06	(1.67)	10.12
Total from investment operations	1.53	0.68	2.24	1.37	(1.34)	10.32
Distributions to shareholders:
From net investment income	—	(0.06)	(0.27)	(0.30)	(0.32)	(0.13)
From net realized gain on investments	—	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)
Total distributions to shareholders	—	(2.22)	(1.42)	(0.99)	(5.04)	(0.49)
Net Asset Value - End of Year/Period	$23.81	$22.28	$23.82	$23.00	$22.62	$29.00
Total return	6.87%	2.19%	10.39%	6.00%	(6.55)%	54.44%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.01%	1.04%	0.99%	0.99%	0.97%	0.94%
Net investment income	0.07%	0.36%	0.36%	1.34%	1.23%	0.84%
Portfolio turnover rate	27%	88%	47%	43%	23%	63%
Net Assets at end of year/period (000’s omitted)	$144,123	$181,375	$225,601	$253,091	$219,322	$251,517

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
53

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund - Investor Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$6.61	$7.05	$6.34	$6.47	$8.88	$5.91
Investment operations:
Net investment income (loss)[2]	(0.01)	— [3]	0.01	— [3]	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.65	0.32	0.83	0.33	(0.70)	3.16
Total from investment operations	0.64	0.32	0.84	0.33	(0.68)	3.18
Distributions to shareholders:
From net investment income	—	—	(0.01)	(0.01)	(0.04)	(0.02)
From net realized gain on investments	—	(0.76)	(0.12)	(0.45)	(1.69)	(0.19)
Total distributions to shareholders	—	(0.76)	(0.13)	(0.46)	(1.73)	(0.21)
Net Asset Value - End of Year/Period	$7.25	$6.61	$7.05	$6.34	$6.47	$8.88
Total return	9.68%	3.71%	13.47%	4.94%	(10.09)%	54.42%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.45%	1.45%	1.45%	1.41%	1.33%	1.37%
Expenses, excluding waiver/reimbursement	1.61%	1.48%	1.47%	1.41%	1.33%	1.39%
Net investment income (loss), including waiver/reimbursement	(0.35)%	0.02%	0.09%	0.03%	0.32%	0.31%
Portfolio turnover rate	26%	74%	54%	51%	38%	87%
Net Assets at end of year/period (000’s omitted)	$6,915	$6,489	$6,767	$7,609	$7,622	$8,916

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
54

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund - Institutional Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$6.89	$7.31	$6.57	$6.69	$9.12	$6.07
Investment operations:
Net investment income (loss)[2]	— [3]	0.02	0.02	0.02	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.68	0.33	0.87	0.34	(0.72)	3.24
Total from investment operations	0.68	0.35	0.89	0.36	(0.68)	3.28
Distributions to shareholders:
From net investment income	—	(0.01)	(0.03)	(0.03)	(0.06)	(0.04)
From net realized gain on investments	—	(0.76)	(0.12)	(0.45)	(1.69)	(0.19)
Total distributions to shareholders	—	(0.77)	(0.15)	(0.48)	(1.75)	(0.23)
Net Asset Value - End of Year/Period	$7.57	$6.89	$7.31	$6.57	$6.69	$9.12
Total return	9.87%	3.93%	13.77%	5.18%	(9.81)%	54.66%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.20%	1.20%	1.20%	1.18%	1.09%	1.11%
Expenses, excluding waiver/reimbursement	1.35%	1.25%	1.24%	1.18%	1.09%	1.13%
Net investment income (loss), including waiver/reimbursement	(0.09)%	0.27%	0.35%	0.27%	0.56%	0.52%
Portfolio turnover rate	26%	74%	54%	51%	38%	87%
Net Assets at end of year/period (000’s omitted)	$16,305	$16,467	$16,571	$16,059	$15,509	$18,393

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
55

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Long/Short Opportunities Fund - Institutional Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$12.03	$13.02	$12.11	$11.15	$11.62	$10.23
Investment operations:
Net investment income (loss)[2]	(0.01)	0.06	0.09	— [3]	(0.23)	(0.25)
Net realized and unrealized gain (loss) on investments, derivatives and foreign currency	0.39	— [3]	1.09	1.14	(0.15)	2.22
Total from investment operations	0.38	0.06	1.18	1.14	(0.38)	1.97
Distributions to shareholders:
From net investment income	—	(0.11)	(0.27)	—	—	—
From net realized gain on investments	—	(0.91)	—	(0.18)	(0.09)	(0.58)
Return of capital	—	(0.03)	—	—	—	—
Total distributions to shareholders	—	(1.05)	(0.27)	(0.18)	(0.09)	(0.58)
Net Asset Value - End of Year/Period	$12.41	$12.03	$13.02	$12.11	$11.15	$11.62
Total return	3.16%	(0.20)%	10.07%	10.29%	(3.33)%	19.49%

See accompanying notes to financial statements.	CRM Funds
56

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Long/Short Opportunities Fund - Institutional Shares
	For the Period[1] Ended October 31,	For the Years Ended June 30,
	2025	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.76%	1.85%	2.25%	2.48%	2.68%	2.79%
Expenses, including waiver/reimbursement and excluding interest and dividend expense relating to short sales	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, excluding waiver/reimbursement	1.85%	2.00%	2.41%	2.60%	2.80%	2.90%
Expenses, excluding waiver/reimbursement and interest and dividend expense relating to short sales	1.70%	1.75%	1.76%	1.72%	1.72%	1.71%
Net investment income (loss), including waiver/reimbursement	(0.20)%	0.43%	0.73%	(0.03)%	(2.00)%	(2.18)%
Portfolio turnover rate	65%	187%	113%	90%	157%	201%
Net Assets at end of year/period (000’s omitted)	$403,662	$244,728	$195,996	$255,341	$185,463	$127,930

(1)	For the period ended October 31, 2025. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $(0.005).

See accompanying notes to financial statements.	CRM Funds
57

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM Long/Short Opportunities Fund (“Long/Short Opportunities Fund”) (each, a “Fund” and collectively, the “Funds”) are series of the CRM Mutual Fund Trust (the “Trust”). The Trust consists of five funds. A shareholder of one series is not deemed to be a shareholder of any other series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, and All Cap Value Fund: Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined.

Long/Short Opportunities Fund: The Fund offers Institutional Shares. Shares are generally available for purchase and sale by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Initial investments in the Fund are subject to a $10,000 minimum per registered investment adviser or qualified financial intermediary.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and President of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Effective October 31, 2025, the Funds have changed their fiscal year and tax year end from June 30 to October 31 for operational efficiencies.

2.	Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with U.S. generally accepted accounting principles

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(“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting requirements for investment companies under Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price.

The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market.

Short-term investments with remaining maturities of less than 61 days are valued at amortized cost, provided such amount approximates fair value. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations provided by a third-party pricing service. Option

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contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board” or “Trustees”) has designated Cramer Rosenthal McGlynn, LLC, the adviser (“CRM”), to serve as the Trust’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Trust’s Securities Pricing Procedures. In addition, the Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

●	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such

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investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities.

In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for comparable companies or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair value measurement. The Funds’ policy is to recognize transfers among levels as of the beginning of the reporting period. A summary of the inputs used to value the Funds’ investments as of October 31, 2025 is included with each Fund’s Schedule of Investments.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s statement of operations, as applicable.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for U.S. income tax is required in each of the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

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The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income and expense are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

The Funds’ investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities, as applicable. The Funds held no such securities during the period ended October 31, 2025.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund (except Long/Short Opportunities Fund) may, through its custodian, receive delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying

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securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Transactions with Affiliates and Other Servicing Agreements. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, and Mid Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.70% of the Fund’s first $1 billion of average daily net assets; 0.65% of the Fund’s next $1 billion of average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears.

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CRM has contractually agreed to waive a portion of its fees and assume certain expenses of the Funds to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) exceeds the percentage of average daily net assets as follows:

	Investor Shares	Institutional Shares
Small Cap Value Fund	1.50%	1.25%
Small/Mid Cap Value Fund	1.50%	1.25%
Mid Cap Value Fund	1.50%	1.25%
All Cap Value Fund	1.45%	1.20%

For its advisory services to Long/Short Opportunities Fund, CRM receives 1.50% of the Fund’s first $1 billion of average daily net assets; 1.45% of the Fund’s next $1 billion of average daily net assets; and 1.40% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears. CRM has contractually agreed to waive a portion of its fees and assume certain expenses of Long/Short Opportunities Fund to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest, dividend and interest expenses related to short sales, and acquired fund fees and expenses) exceeds the percentage of average daily net assets as follows:

Institutional Shares
Long/Short Opportunities Fund	1.60%

The expense limitations are in effect until November 1, 2026. Fees waived by the Advisor are not subject to recoupment in future periods. Prior to that date, the arrangement may be terminated for a class of a Fund only by the vote of the Board of Trustees of the Funds.

Compliance Services. Northern Lights Compliance Services, LLC provides compliance services to the Trust, including the services of a Chief Compliance Officer. The fees payable to Northern Lights are included in the Statements of Operations under other expenses.

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Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation from the Trust at an annual rate of $19,000 which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. In addition, the Chairman of the Audit Committee receives $3,500 annually. Prior to January 22, 2025, each Independent Trustee received aggregate annual compensation from the Trust at an annual rate of $60,000 which was allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds in the series of the Trust until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the period ended October 31, 2025. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Funds, or the earlier of when his or her successor is elected or qualified, the Trustee dies, resigns, is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer

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agency services from the assets of the Institutional Shares of each Fund based on reasonable charges for similar services in the industry, subject to certain limitations. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding in-kind transactions and short-term investments) for the period ended October 31, 2025, were as follows:

	Purchases	Sales	Short Sales	Purchases to Cover Shorts
Small Cap Value Fund	$24,612,156	$27,872,044	$—	$—
Small/Mid Cap Value Fund	60,342,050	60,699,036	—	—
Mid Cap Value Fund	77,846,737	103,306,408	—	—
All Cap Value Fund	6,016,549	7,026,780	—	—
Long/Short Opportunities Fund	263,121,236	133,028,100	75,845,956	66,558,258

For the period ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of portfolio securities for in-kind transactions was as follows:

	Purchases	Sales
Small Cap Value Fund	$—	$992,493
Small/Mid Cap Value Fund	—	8,067,452
Mid Cap Value Fund	—	28,581,829
All Cap Value Fund	—	1,128,254
Long/Short Opportunities Fund	—	6,590,453

5.

Securities Lending Agreement. Each Fund (except Long/Short Opportunities Fund) may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest

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rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.

The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

At October 31, 2025, the following Funds had securities on loan:

	Market Value	Cash Collateral*
Small Cap Value Fund	$307,914	$317,377
Small/Mid Cap Value Fund	$900,267	$911,812
Mid Cap Value Fund	$1,992,059	$2,053,694
All Cap Value Fund	$73,508	$75,967

*

Please note any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.

6.

Short Sale Transactions. In short sale transactions, the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends declared on the security sold short, which is shown as dividend expense in the Statements of

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Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which the Fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash that has been pledged to secure the Fund’s obligation to cover the short positions is reported separately on the Statements of Assets and Liabilities. The Fund may receive from or pay to the broker the net of the following amounts:

(i) income on cash collateral held at the broker and (ii) a financing charge to the extent the cash collateral is less than the margin requirement. The net amounts of income or fees are included as interest income or expense, as applicable, on securities sold short in the Statements of Operations.

During the period ended October 31, 2025, Long/Short Opportunities Fund participated in short sale transactions.

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7.	Federal Tax Information.

During the current year, the funds had a change of fiscal year and tax year end from June 30 to October 31. There were no Fund distributions for the period ended October 31, 2025. Tax character of Fund distributions paid for the following periods was as follows:

	For the year ended June 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
CRM Small Cap Value Fund	$313,596	$6,614,514	$—	$6,928,110
CRM Small Mid Cap Value Fund	716,364	22,520,275	—	23,236,639
CRM Mid Cap Value Fund	7,000,925	25,594,583	—	32,595,508
CRM All Cap Value Fund	776,869	1,620,472	—	2,397,341
CRM Long/Short Opportunities Fund	2,465,659	20,176,051	752,253	23,393,963

	For the year ended June 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
CRM Small Cap Value Fund	$1,217,678	$1,747,013	$—	$2,964,691
CRM Small Mid Cap Value Fund	1,589,627	7,616	—	1,597,243
CRM Mid Cap Value Fund	3,119,964	19,972,086	—	23,092,050
CRM All Cap Value Fund	246,289	219,612	—	465,901
CRM Long/Short Opportunities Fund	3,559,388	84,824	—	3,644,212

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Continued)

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis (including undistributed ordinary income and accumulated capital gain/loss amounts as determined at the Funds’ prior fiscal year end of June 30, 2025) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences
CRM Small Cap Value Fund	$735,595	$4,939,454	$—	$—
CRM Small Mid Cap Value Fund	389,228	5,999,810	—	—
CRM Mid Cap Value Fund	—	15,089,298	—	—
CRM All Cap Value Fund	603,899	1,371,359	—	—
CRM Long/Short Opportunities Fund	—	—	(12,185,725)	—

Fund	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
CRM Small Cap Value Fund	$—	$6,796,732	$12,471,781
CRM Small Mid Cap Value Fund	—	14,639,726	21,028,764
CRM Mid Cap Value Fund	—	41,662,427	56,751,725
CRM All Cap Value Fund	—	3,387,108	5,632,366
CRM Long/Short Opportunities Fund	—	14,873,211	2,687,486

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Swaps, deferral of unsettled short sale losses, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(180) and $63,079 for the CRM Mid Cap Value Fund and CRM Long/Short Opportunities Fund, respectively.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Continued)

At October 31, 2025, the CRM Long/Short Opportunities Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
CRM Small Cap Value Fund	$—	$—	$—	$—
CRM Small Mid Cap Value Fund	—	—	—	—
CRM Mid Cap Value Fund	—	—	—	—
CRM All Cap Value Fund	—	—	—	—
CRM Long/Short Opportunities Fund	12,185,725	—	12,185,725	—

During the fiscal year ended October 31, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, net operating losses and the book/tax basis treatment of equalization credits, resulted in reclassifications for the Funds for the fiscal year ended October 31, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Losses)
CRM Small Cap Value Fund	$1,148,416	$(1,148,416)
CRM Small Mid Cap Value Fund	3,998,625	(3,998,625)
CRM Mid Cap Value Fund	19,984,742	(19,984,742)
CRM All Cap Value Fund	688,012	(688,012)
CRM Long/Short Opportunities Fund	(369,951)	369,951

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Continued)

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by the Funds as of October 31, 2025 were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
CRM Small Cap Value Fund	$58,348,431	$8,459,805	$(1,663,073)	$6,796,732
CRM Small Mid Cap Value Fund	117,690,507	18,845,833	(4,206,107)	14,639,726
CRM Mid Cap Value Fund	228,454,011	54,367,081	(12,704,474)	41,662,607
CRM All Cap Value Fund	19,897,603	4,790,001	(1,402,893)	3,387,108
CRM Long/Short Opportunities Fund	342,869,368	181,169,614	(166,359,482)	14,810,132

8.

Reflow Transactions The Funds participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.

Following purchases of the Fund’s shares, ReFlow periodically redeems its entire share position in the Fund and requests that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. ReFlow generally redeems its shares when the Fund experiences net sales, when a maximum holding period is reached (currently 8 days), when ReFlow reaches a maximum position in the Fund, or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Continued)

mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow fees that were incurred by the Funds during the period ended October 31, 2025 are recorded within the Statement of Operations.

ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will not be subject to the Funds’ investment minimums. The Board has approved the Fund’s use of the ReFlow program. The Advisor believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so.

During the period ended October 31, 2025, the Funds had the following in-kind redemption transactions related to ReFlow:

	CRM Small Cap Value Fund	CRM Small Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM All Cap Value Fund	CRM Long/ Short Opportunities Fund
Fund Shares	61,540	772,621	1,268,114	159,586	576,503

Value of Securities	$992,493	$8,067,452	$28,581,829	$1,128,254	$6,590,453
Cash	49,382	425,611	1,508,425	61,760	367,938
Total Amount	$1,041,875	$8,493,063	$30,090,254	$1,190,014	$6,958,391
Realized Gains	$776,071	$4,064,741	$18,325,186	$466,792	$2,558,198

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income

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tax reporting requirements, has no effect on the net assets or NAV per share of each Fund.

9.

Derivative Financial Instruments. Each Fund may, but is not required to, invest in derivative contracts, such as swaps and options on securities and securities indices, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities, including short sales; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. Using swaps, options and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.

Options. A Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk, equity risk, foreign currency exchange rate risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in the

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Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes an option, such option is covered by cash in an amount sufficient to cover the obligation. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Forward Foreign Currency Exchange Contracts. A Fund enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and, in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

As of October 31, 2025, the Funds did not hold any forward foreign currency exchange contracts.

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Swaps. A Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Collateral Requirements. For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA MA”), the collateral requirements are typically calculated by netting the mark-to-market

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amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA MA, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Assets and Liabilities as of October 31, 2025:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity Contracts	Investments in securities, at value Net unrealized appreciation/(depreciation) from swap contracts

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Continued)

The following table sets forth the fair value of the Long/Short Opportunities Fund’s derivative contracts by primary risk exposure as of October 31, 2025:

Asset Derivatives Investment Fair Value
	Equity	Total as of October 31, 2025
Swap Contracts	$2,529,263	$2,529,263
Options Purchased	753,026	753,026
	$3,282,289	$3,282,289

Liability Derivatives Investment Fair Value
	Equity	Total as of October 31, 2025
Swap Contracts	$3,736,201	$3,736,201
	$3,736,201	$3,736,201

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Operations for the period ended October 31, 2025:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity	Net realized gain/(loss) and change in net unrealized appreciation/(depreciation) of: Investments and Swap Contracts

The following is a summary of the Long/Short Opportunities Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the year ended October 31, 2025:

Realized Gain/(Loss)
	Equity	Total as of October 31, 2025
Swap Contracts	$(7,852,769)	$(7,852,769)
Options Purchased	(1,052,187)	(1,052,187)
	$(8,904,916)	$(8,904,956)

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Continued)

Change in Unrealized Appreciation/(Depreciation)
	Equity	Total as of October 31, 2025
Swap Contracts	$63,682	$63,682
Options Purchased	(482,793)	(482,793)
	$(419,111)	$(419,111)

The average monthly balance of derivatives held is indicative of the trading volume of the Long/Short Opportunities Fund. For the period ended October 31, 2025, the average notional value of options contracts and swap contracts was $25,289,691 and $4,502,217, respectively.

In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA MA or similar agreement with its counterparties. An ISDA MA is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA MA, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA MA typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA MA, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA MA against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA MA allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA MA, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Continued)

Offsetting of Financial and Derivative Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents derivative assets and liabilities net of amounts available for offset under an ISDA MA or similar agreement and, as applicable, the related collateral and potential loss exposure to Long/Short Opportunities Fund as of October 31, 2025:

	Assets	Liabilities
Derivative Financial Instruments:
Swap Agreements	$2,529,263	$3,736,201
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,529,263	3,736,201
Derivatives not subject to an ISDA MA or similar agreement	—	—
Total assets and liabilities subject to an ISDA MA	$2,529,263	$3,736,201

At October 31, 2025, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral received by the Long/Short Opportunities Fund are as follows:

Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure[1]
Morgan Stanley	$2,529,263	$(3,736,201)	$(1,206,938)	$(1,206,938)	$—

[1]	Net exposure represents the receivable (payable) that would be due to (from) the counterparty in an event of default.

10.

Risks. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events,

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governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions, natural or environmental disasters, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, inflationary pressures and other factors that may or may not be related to the issuer of the security or other asset.

In addition to the risks discussed above, Long/Short Opportunities Fund may also be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that CRM believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statements of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, a Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. A Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option. With exchange-traded options purchased and centrally cleared swaps, there is less counterparty credit risk to a Fund since the exchange

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or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

11.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

12.

New Accounting Pronouncements. In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. The funds have adopted the amendment for the current fiscal period, but related income taxes paid were deemed immaterial.

13.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that no subsequent event currently requires recognition or disclosure in the financial statements.

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CRM FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of CRM Mutual Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM All Cap Value Fund, and the CRM Long/Short Opportunities Fund (the “Funds”), each a series of CRM Mutual Fund Trust (the “Trust”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the period July 1, 2025 to October 31, 2025 and for the year ended June 30, 2025, the statements of changes in net assets for the period July 1, 2025 to October 31, 2025 and for each of the two years in the period ended June 30, 2025, financial highlights for the period July 1, 2025 to October 31, 2025 and for each of the five years in the period ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2020.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the

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effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2025

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Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request by calling 800-CRM-2883, on the Funds’ website at www.crmfunds.com, and on the SEC’s website listed above.

Board Consideration of the Approval of the Investment Advisory Agreement between the Trust and CRM

The following discussion reflects the considerations of the Board in connection with the annual renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust with respect to the Funds, and CRM. The Board did not identify any particular information that was most relevant to its consideration to renew the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services Provided

The Board considered the nature, extent and quality of services provided by CRM to the Funds and expected to be provided in the future. The Board reviewed the quality, size and experience of CRM’s professional portfolio management team. The Board reviewed CRM’s investment approach and research process, including CRM’s capabilities and experience in the development and implementation of its value-oriented investment process. Additionally, the Board considered CRM’s compliance programs and compliance record, marketing strategies, CRM’s personnel and the Board’s dealings with CRM. Based on the foregoing, the Board concluded that CRM is able to provide investment and related services that are appropriate in nature, extent and quality in light of the Funds’ investment objectives, policies, strategies and operations, the competitive landscape of the investment company business and investor needs.

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Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund. The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented, research-driven investment philosophy. The Board considered CRM’s experience in implementing its investment philosophy and concluded that this, along with CRM’s overall approach to investing, supported approval of the continuance of the Investment Advisory Agreement. The Board also considered the report prepared by CRM which compared each Fund’s performance against its benchmark, an index, and other mutual funds with similar investment objectives and strategies using peer groups provided by Broadridge for each Fund (a “Fund’s peer group”) and performance data provided by Morningstar. Where the Funds had underperformed their peer groups or benchmark indices, the Board considered CRM’s explanations for such underperformance and, as applicable, measures CRM had taken or proposed to take to improve performance. In particular, because CRM pursues a value strategy with respect to the Funds, the Board noted CRM’s explanation regarding past underperformance of value strategies generally versus growth strategies. Further, the Board considered that, in order to provide a relevant sample size, the peer groups for the Funds (other than CRM Long/Short Opportunities Fund) consisted of funds that pursue a “core” strategy.

CRM Small Cap Value Fund

The Board noted that Institutional Shares of CRM Small Cap Value Fund had outperformed the Fund’s performance benchmark, the Russell 2000 Value Index, for the one-year, three-year and ten-year periods ended December 31, 2024. Further, the Board noted that the Fund had underperformed the Russell 2000 Value Index for the five-year period ended December 31, 2024. The Board noted that Institutional Shares of the Fund had outperformed the Fund’s peer group average for the one-year and three-year periods ended December 31, 2024 and had underperformed the Fund’s peer group average for the five-year and ten-year periods ended December 31, 2024.

CRM Small/Mid Cap Value Fund

The Board noted that Institutional Shares of CRM Small/Mid Cap Value Fund had outperformed the Fund’s performance benchmark, the Russell 2500 Value Index,

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and the Fund’s peer group average, for the one-year, three-year, five year and ten-year periods ended December 31, 2024.

CRM Mid Cap Value Fund

The Board noted that Institutional Shares of CRM Mid Cap Value Fund had underperformed the Fund’s performance benchmark, the Russell Midcap Value Index, for the one-year and three-year periods ended December 31, 2024. Further, the Board noted that the Fund had performed in-line with the Russell Midcap Value Index for the five-year period ended December 31, 2024 and had outperformed the Russell MidCap Value Index for the ten-year period ended December 31, 2024. The Board noted further that Institutional Shares of the Fund had underperformed the Fund’s peer group average for the one-year, three-year and five-year periods ended December 31, 2024, but had outperformed the Fund’s peer group average for the ten-year period ended December 31, 2024.

CRM All Cap Value Fund

The Board noted that Institutional Shares of CRM All Cap Value Fund had outperformed the Fund’s performance benchmark, the Russell 3000 Value Index, for the one-year and five-year periods ended December 31, 2024. The Board noted further that the Fund had outperformed the Fund’s benchmark, the Russell 3000 Value Index, for the five-year period ended December 31, 2024 and had performed in-line with the Fund’s benchmark, the Russell 3000 Value Index, for the ten-year period ended December 31, 2024. The Board also noted that Institutional Shares of the Fund had underperformed the Fund’s peer group average for the one-year, three-year, five-year and ten-year periods ended December 31, 2024.

CRM Long/Short Opportunities Fund

The Board noted that Institutional Shares of CRM Long/Short Opportunities Fund had underperformed the Fund’s performance benchmark, the S&P 500 Index, for the one-year, three-year and five-year periods ended December 31, 2024. The Board also noted that Institutional Shares of the Fund had outperformed the Fund’s peer group average for the one-year, three-year and five-year periods ended December 31, 2024.

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Conclusion as to Investment Performance

The Board determined that it would continue to monitor each Fund’s performance, but that the information it considered supported approval of the Investment Advisory Agreement.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the research and analysis conducted by CRM in order to identify investment opportunities for the Funds and attempt to distinguish itself from each Fund’s respective peer group. The Board observed that CRM relies heavily on its own proprietary research to implement its value-oriented investment philosophy, and considered CRM’s experience in implementing its value-oriented investment philosophy. Further, the Board compared the management fee schedule for each Fund with the standard management fee schedule applicable to institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted the fee schedule for each Fund was lower than or equal to the standard management fee schedule applicable to the respective institutional separate accounts managed by CRM in a similar investment strategy up to an AUM size of $25 million. However, citing the fee schedule detailed in Item 5 of Part 2A of CRM’s Form ADV, the Board noted that, for certain Funds, investors in comparable separate accounts may ultimately pay lower fees than the Funds as asset levels increase. In comparing the overall expenses paid by the Funds to the overall expenses paid by institutional separate accounts, the Board considered that the costs associated with the management of the Funds generally are greater than those associated with providing investment advisory services to separately managed accounts. The Board noted the additional complexities involved in the management of the Funds resulting from more frequent and less predictable cash flows and regulatory requirements, among other factors. The Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, or services that are broader in scope, including oversight of compliance with the regulatory and tax regimes to which the Funds are subject, oversight of third-party service providers, preparation of prospectuses, shareholder reports and other disclosure documents and preparation of materials for Board meetings. Additionally, the Board considered the risks that CRM faces regarding the Funds, including regulatory and reputational risks with respect to CRM’s

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investment decisions and compliance oversight on behalf of the Funds, and the substantial entrepreneurial risks that CRM assumes with respect to its sponsorship of the Funds. The Board also considered that there may be historical reasons for certain separate account fees, and the element of negotiation with respect to the level of fees paid by CRM’s separate account clients.

CRM Small Cap Value Fund

The Board noted that, based on the information provided, the current investment advisory fee for CRM Small Cap Value Fund was lower than both the median and average advisory fee paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional Shares of CRM Small Cap Value Fund were higher than the average and median net expenses paid by funds in the Fund’s peer group.

CRM Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the current investment advisory fee for CRM Small/Mid Cap Value Fund was lower than the median and average advisory fee paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional Shares of CRM Small/Mid Cap Value Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

CRM Mid Cap Value Fund

The Board noted that based on the information provided, the current investment advisory fee for CRM Mid Cap Value Fund was equal to the median and higher than the average advisory fee paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional Shares of CRM Mid Cap Value Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

CRM All Cap Value Fund

The Board noted that, based on the information provided, the current investment advisory fee for CRM All Cap Value Fund was lower than the median and average advisory fees paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional

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90

CRM FUNDS OTHER INFORMATION (Continued)

Shares of CRM All Cap Value Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

CRM Long/Short Opportunities Fund

The Board noted that, based on the information provided, the current investment advisory fee for CRM Long/Short Opportunities Fund was higher than both the median and average advisory fees paid by funds in the Fund’s peer group. The Board noted that, based on the information provided, the total net annual operating expenses of Institutional Shares of CRM Long/Short Opportunities Fund were higher than both the median and the average net expenses paid by funds in the Fund’s peer group.

Conclusion as to Fees and Expenses

In view of what it understood to be the costs of CRM’s proprietary research and CRM’s experience in implementing its value-oriented investment philosophy, the Board concluded that the investment advisory fee paid by each Fund was reasonable in relation to the nature and quality of the services provided by CRM. The Board also indicated it would continue to monitor the Funds’ fees and expenses.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board observed that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by each Fund on assets above specified levels. The Board concluded that breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger. In addition, the Board noted that expense subsidization, investment by CRM in proprietary research, and CRM’s commitment and resource allocation to the Funds may be relevant in considering the sharing of economies of scale, and that profitability also may be an indicator of the existence of any economies of scale. Accordingly, the Board determined that economies of scale, if any, were being appropriately shared with the Funds.

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CRM FUNDS OTHER INFORMATION (Concluded)

Profitability

The Board considered the information provided by CRM regarding CRM’s profitability in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2024. The Board considered CRM’s profit margins with respect to the Funds. The Board also considered information regarding compensation provided to CRM personnel as a percentage of CRM’s net revenue. The Board indicated that the profitability of any adviser was affected by numerous factors, including its organizational structure, method for allocating expenses and the compensation to be paid to its employees, and, therefore, acknowledged the limitations inherent in any comparison of adviser profitability information. The Board concluded that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. The Board noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third-party shareholder servicing agents. The Board noted that the amounts paid by CRM to the Funds’ third-party shareholder servicing agents since the inception of the Trust exceeded the amounts paid by Investor Shares of the Funds to CRM under the shareholder servicing plan. The Board considered how CRM uses “soft” commission dollars generated by the Funds to pay for research and brokerage services and the ways in which CRM conducts portfolio transactions for the Funds and selects brokers. The Board concluded that any other benefits derived by CRM from managing the Funds were reasonable.

General Conclusion

Based on the foregoing considerations, the Board, including the Independent Trustees voting separately, in the exercise of the Trustees’ business judgment, concluded that the terms of the Investment Advisory Agreement, including the fees payable thereunder, are fair and reasonable, and voted to approve the continuance and renewal of the Investment Advisory Agreement.

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92

TRUSTEES
Martin A. Burns
Ira P. Cohen
Andrea N. Mullins
Susan J. Templeton

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
300 First Stamford Place, Suite 440
Stamford, CT 06902

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN
The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, NY 11217

LEGAL COUNSEL
DLA Piper LLP (US)
One Atlantic Center
1201 West Peachtree Street
Suite 2900
Atlanta, GA 30309

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	1/8/2026

By (Signature and Title)*	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date:	1/8/2026

*	Print the name and title of each signing officer under his or her signature.